MURPHY
                                   NEW WORLD
                                     FUNDS

                         -- Murphy New World Technology
                         -- Murphy New World Biotechnology
                         -- Murphy New World Technology
                                Convertibles



                                                       MONTEREY
                                                       MUTUAL
                                                       FUND




                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)
                                  MAY 31, 1999

Dear Shareholder:

         The semiannual report for the Murphy New World mutual funds, part of the Monterey Funds group, is enclosed.

         The first half of 1998 was an extremely difficult period for technology stocks. The real effects of the economic decline in Asia were accentuated by perceived problems in personal computer sales. June quarter PC sales were just reported up 10% versus last year, well above the typical expectation for poor or slow sales. Very few sectors in the U.S. economy are growing in double digits, and we believe the June quarter will prove to be the weakest one of the year. Sequential growth in the September quarter, due to strength in Europe, and in the December quarter, when 50% of all PCs are sold in the U.S., should lead to substantial improvement in these stocks.

         In February, G. E. Morgenthaler became the portfolio manager for the Murphy New World Biotechnology Fund, and this has had a beneficial effect on the relative performance. The biotech sector still is performing badly in absolute terms, and the heavy weighting I have in the sector has dragged down the performance of the Murphy New World Technology Fund and the Convertibles Fund. However, many of the companies we hold are making excellent progress with new corporate partnering deals, successful clinical trials, FDA filings, advisory committee recommendations for approval, FDA "approvable" letters and final approvals. In general, their progress is not reflected in their stock prices. We do not think this state of affairs can last much longer, unless Wall Street is willing to ignore successful drugs and substantial royalty flows.

         Technology stocks usually do well in the first quarter of the year, but that was muted by the Asian problems. The second quarter, just completed, often is the weakest of the year. We are looking forward to the second half of the year with confidence that the PC and communications markets will be strong, the number of biotech drug approvals will accelerate, and the portfolios of your mutual funds will start reflecting the fundamental progress of the companies we hold.

         Although we still worry about the broad overvaluation in the general market, we are not hedged with options or substantial short sales at this time. We do have those tools available if the need arises.

                                                  Very truly yours,
                                                  Michael Murphy



                                 MONTEREY FUNDS
                    Schedules of Investments - May 31, 1999
                                  (Unaudited)

MURPHY NEW WORLD
TECHNOLOGY FUND
------------------------------------------------------
  SHARES                                       VALUE
------------------------------------------------------

COMMON STOCKS 98.41%
           BIOTECHNOLOGY 9.66%
   9,000   Bio-Technology General Corp.* ..   $ 63,563
  23,313   Cocensys Inc.* .................     24,041
   2,800   Ligand Pharmaceutical Inc. CL B*     28,612
                                             ---------
                                               116,216
                                             ---------

           COMPUTERS & EQUIPMENT 2.56%
   1,300   Compaq Computer Corp. ..........     30,794
                                             ---------

           INTERNET CONTENT 2.56%
   6,000   Stockgroup.com, Inc. * .........     30,750
                                             ---------

           DRUG DELIVERY 1.98%
  19,000   Insite Vision Inc.* ............     23,750
                                             ---------

           MISCELLANEOUS 3.85%
   4,000   H&Q Life Sciences Investors ....     46,250
                                             ---------

           PHARMACEUTICALS 32.22%
  23,900   Cephalon Inc.* .................    324,891
   6,500   DUSA Pharmaceuticals Inc.* .....     62,563
                                             ---------
                                               387,454
                                             ---------

           RESEARCH EQUIPMENT 4.29%
  28,000   Trega Biosciences Inc.* ........     51,625
                                             ---------

           SEMICONDUCTORS 15.86%
   3,000   C-Cube Microsystems Inc.* ......     75,094
     800   Intel Corp. ....................     43,350
   1,600   Level One Communications, Inc.*      72,250
                                             ---------
                                               190,694
                                             ---------

           SOFTWARE 19.99%
   1,200   BMC Software, Inc.* ............   $ 59,288
  10,000   Informix Corp.* ................     66,719
   5,800   JDA Software Group, Inc. * .....     51,837
   1,700   Oracle Corp.* ..................     42,181
  10,000   Ross Systems Inc.* .............     20,312
                                             ---------
                                               240,337
                                             ---------
           TELECOMMUNICATIONS 5.44%
   6,000   DBS Industries, Inc.* ..........     13,500
   6,000   Premisys Communications, Inc.* .     51,937
                                             ---------
                                                65,437
                                             ---------

TOTAL COMMON STOCKS
           (cost $1,296,238)                 1,183,307
                                             ---------

REPURCHASE AGREEMENT 9.56%
 115,000   Star Bank 3.30%, due June 1, 1999
               collateralized by $117,297
               GNMA 7.00% due 10/01/11
               (cost $115,000)                 115,000
                                             ---------

SHORT TERM INVESTMENTS 5.14%
  61,822   Star Treasury Fund
               (cost $61,822)                   61,822
                                             ---------

TOTAL INVESTMENTS
               (cost $1,473,060)    113.11%  1,360,129
     Liabilities in excess of cash
          and other assets          (13.11%)  (157,662)
                                    -------  ---------
TOTAL NET ASSETS............        100.00%  1,202,467
                                    =======  =========


* Non income producing security

                       See notes to financial statements



                                      -1-





                                 MONTEREY FUNDS
                    Schedules of Investments - May 31, 1999
                                  (Unaudited)

MURPHY NEW WORLD
BIOTECHNOLOGY FUND
------------------------------------------------------
  SHARES                                       VALUE
------------------------------------------------------

COMMON STOCKS 88.31%
           BIOTECHNOLOGY 49.74%
  15,000   Aastrom Biosciences Inc.* ......   $ 27,187
  10,000   Alexion Pharmaceutical Inc.* ...     96,250
  10,000   Alpha-Beta Technology Inc.* ....          0
   8,000   Alteon Inc.* ...................      6,375
   2,000   Amgen Inc.* ....................    126,563
  44,000   Amylin Pharmaceutical Inc.* ....     57,063
   5,000   Aviron Inc.* ...................    107,188
  10,045   Axys Pharmaceutical Inc.* ......     36,099
  10,000   Biomira Inc.* ..................     39,062
   5,000   Cell Genesys Inc.* .............     24,062
   2,000   Chiron Corp.* ..................     42,188
   2,500   Cocensys Inc.* .................      2,578
  10,000   Cortex Pharmaceuticals Inc.* ...      8,250
  14,000   Cor Therapeutics Inc.* .........    197,750
   1,800   Corvas International Inc.* .....      3,628
   5,000   Genelabs Technologies Inc.* ....      9,297
   1,000   Genzyme Corp.* .................     40,531
  10,000   Geron Corp.* ...................    119,375
  20,000   Guilford Pharmaceuticals Inc.* .    215,000
   3,000   Human Genome Sciences Inc.* ....    126,563
   1,000   ICOS Corp.* ....................     43,781
   3,000   Incyte Pharmaceuticals Inc.* ...     77,906
   3,500   Isis Pharmaceuticals Inc.* .....     35,219
  11,000   Microcide Pharmaceutical Inc.* .     46,234
   3,000   NPS Pharmaceuticals Inc.* ......     21,000
  52,000   Neurobiological Technology* ....     63,375
   5,000   Northfield Laboratories Inc.* ..     60,313
   8,000   Protein Design Labs Inc.* ......    156,500
   5,000   Regeneron Pharmaceutical Inc.* .     35,547
  15,000   Xoma Corp.* ....................     70,313
   4,000   Vical Inc.* ....................     47,750
                                            ----------
                                             1,942,947
                                            ----------


           DRUG DELIVERY 6.30%
  10,000   Alkermes Inc.* ................. $  246,250
                                            ----------

           MEDICAL INSTRUMENTS 0.97%
   1,000   Boston Scientific Corp.* .......     37,937
                                            ----------

           PHARMACEUTICALS 27.12%
  15,000   Alliance Pharmaceutical Corp.* .     44,063
   4,500   Cadus Pharmaceutical Corp.* ....      4,500
  10,000   Cephalon Inc.* .................    135,938
   1,073   Corixa Corp. * .................     13,949
  10,000   DUSA Pharmaceuticals Corp.* ....     96,250
   2,000   Eli Lilly & Co. ................    142,875
   6,000   Ligand Pharmaceutical Inc., Class B  61,313
   5,000   Medpartners Inc.* ..............     29,375
   1,000   Merck & Company Inc. ...........     67,500
   1,000   Pfizer Inc. ....................    107,000
   8,000   Pharmacyclics Inc.* ............    148,500
   2,000   Schering Plough Corp. ..........     90,125
   1,000   Smithkline Beecham ADR .........     65,625
   1,000   Supergen Inc.* .................     17,406
   2,000   Viropharma Inc.* ...............     15,062
   1,000   Vertex Pharmaceuticals Inc.* ...     20,031
                                            ----------
                                             1,059,512
                                            ----------

           RESEARCH EQUIPMENT 0.99%
   1,000   Aurora Biosciences Corp.* ......      5,656
  18,000   Trega Biosciences Inc.* ........     33,187
                                            ----------
                                                38,843
                                            ----------

           RETAIL DRUG STORE 1.30%
   5,000   Drug Emporium Inc.* ............     50,625
                                            ----------

           THERAPEUTICS 1.70%
   2,000   Neurocrine Corp.* ..............     10,875
   4,000   Sangstat Medical Corp.* ........     55,375
                                            ----------
                                                66,250
                                            ----------


* Non income producing security


                       See notes to financial statements


                                      -2-





                                 MONTEREY FUNDS
                    Schedules of Investments - May 31, 1999
                                  (Unaudited)

MURPHY NEW WORLD
BIOTECHNOLOGY FUND (CONTINUED)
------------------------------------------------------
  SHARES                                       VALUE
------------------------------------------------------

           WOUND, BURN & SKIN CARE 0.19%
  10,000   Procyte Corp.*                  $     7,344
                                           -----------

TOTAL COMMON STOCKS
           (cost $3,839,023) ..............  3,449,708
                                           -----------

REPURCHASE AGREEMENT 9.04%
 353,000   Star Bank 3.30%, due June 1, 1999
               collateralized by $360,050
               GNMA 7.00% due 10/01/11
               (cost $353,000) ............    353,000
                                           -----------

SHORT TERM INVESTMENTS 4.86%
 190,000   Star Treasury Fund
               (cost $190,000) ............    190,000
                                           -----------

TOTAL INVESTMENTS
           (cost $4,313,406) ... 102.21%     3,992,708
LIABILITIES IN EXCESS OF CASH
     AND OTHER ASSETS ..........  (2.21%)      (86,350)
                                 -------   -----------
         TOTAL NET ASSETS ...... 100.00%   $ 3,906,358
                                 =======   ===========

------------------------------------------------------
SECURITIES SOLD SHORT
------------------------------------------------------
  SHARES                                     VALUE
------------------------------------------------------
           COMMON STOCK
   1,000   Immunex Corp. *
               (proceeds $68,618)..........$   130,094
                                           -----------



MURPHY NEW WORLD TECHNOLOGY
CONVERTIBLES FUND
------------------------------------------------------
  SHARES                                       VALUE
------------------------------------------------------
COMMON STOCKS 25.64%
           NETWORKING PRODUCTS 0.94%
     100   Cisco Systems, Inc.*............ $   10,897
                                            ----------

           PHARMACEUTICALS 13.47%
   8,000   Cephalon Inc.*..................    108,750
   5,000   DUSA Pharmaceuticals Inc.*......     48,125
                                            ----------
                                               156,875
                                            ----------

           SEMICONDUCTORS 4.36%
     200   Applied Materials, Inc.*........     11,006
     400   Intel Corp......................     21,675
     400   Level One Communication, Inc.*..     18,062
                                            ----------
                                                50,743
                                            ----------

           SOFTWARE 6.87%
   4,200   JDA Software Group, Inc.*.......     37,538
     900   Oracle Corp.*...................     22,303
     600   SAP AG..........................     20,175
                                            ----------
                                                80,016
                                            ----------

TOTAL COMMON STOCKS
           ($286,249)......................    298,531
                                            ----------

CONVERTIBLE BONDS 56.45%
           BIOTECHNOLOGY 29.50%
 426,000   Glycomed Inc.,7.50%,
               due 01/01/03................    343,463
                                            ----------

           COMPUTER PERIPHERALS 8.05%
  70,000   Quantum Corp., 7.00%,
               due 08/01/04................     66,675
  55,000   Read Rite Corp., 6.50%,
               due 09/01/04................     27,087
                                            ----------
                                                93,762
                                            ----------

           DRUG DELIVERY 3.85%
  60,000   Dura Pharmaceuticals Inc.*
               3.50%, due 07/30/02.........     44,850
                                            ----------



* Non income producing security
                       See notes to financial statements



                                      -3-






                                 MONTEREY FUNDS
                    Schedules of Investments - May 31, 1999
                                  (Unaudited)


MURPHY NEW WORLD TECHNOLOGY
CONVERTIBLES FUND (CONTINUED)
------------------------------------------------------
  SHARES                                       VALUE
------------------------------------------------------
           SEMICONDUCTORS 3.68%
  55,000   Integrated Device, 5.50%,
               due 06/01/02................ $   42,900
                                            ----------

           SOFTWARE 2.50%
  60,000   System Software Associates,
               7.00%, due 09/15/02.........     29,100
                                            ----------

           SPECIALTY MATERIALS 4.10%
  60,000   Hexcel Corp., 7.00%,
               due 08/01/11................     47,700
                                            ----------

           TELECOMMUNICATIONS 4.77%
  70,000   Adaptive Broadband Corp.,
               5.25%, 12/15/03.............     55,475
                                            ----------

 TOTAL CONVERTIBLE BONDS
           (cost $809,977) ................    657,250
                                            ----------

REPURCHASE AGREEMENT 10.74%
 125,000   Star Bank 3.30%, due June 1, 1999
               collateralized by $127,496
               GNMA 7.00% due 10/01/11
               (cost $125,000).............    125,000
                                            ----------

SHORT TERM INVESTMENTS 4.81%
  56,000   Star Treasury Fund
               (cost $56,000)                   56,000
                                            ----------

TOTAL INVESTMENTS
           (cost $1,277,225).....97.64%      1,136,781
     OTHER ASSETS LESS
          LIABILITIES............ 2.36%         27,465
                                -------     ----------
TOTAL NET ASSETS................100.00%     $1,164,246
                                =======     ==========

* Non income producing security


                       See notes to financial statements

                                 MONTEREY FUNDS
              STATEMENTS OF ASSETS AND LIABILITIES - MAY 31, 1999
                                  (Unaudited)


                                                                                               Murphy
                                                                 Murphy         Murphy       New World
                                                                New World     New World      Technology
                                                                Technology  Biotechnology   Convertibles
                                                               ------------------------------------------

ASSETS
    Investments in securities, at value
             (See Note 5) ..................................   $ 1,360,129    $ 3,992,708    $ 1,136,781
    Cash ...................................................           539            287            631
    Receivable for fund shares sold ........................         5,672         39,886              0
    Receivable for securities sold .........................             0         25,374              0
    Income receivable ......................................           244            873         22,915
    Due from investment advisor ............................         4,160          2,063          5,506
    Due from broker ........................................             0              0          2,101
    Prepaid expenses and other .............................        13,246          9,090          8,630
                                                                ----------    -----------    -----------
             Total Assets ..................................     1,383,990      4,070,281      1,176,564
                                                                ----------    -----------    -----------

LIABILITIES
    Securities sold short, at value - proceeds $68,618 .....             0        130,094              0
    Accrued expenses and other .............................         4,381          7,998         12,318
    Due to broker ..........................................       177,142         25,831              0
                                                                ----------    -----------    -----------
             Total Liabilities .............................       181,523        163,923         12,318
                                                                ----------    -----------    -----------

NET ASSETS
    Capital stock, no par value; unlimited shares
             authorized; shares outstanding ................     1,560,917      4,689,329      2,214,499
    Undistributed net investment income ....................       (42,427)       (77,207)        25,353
    Accumulated net realized gain (loss)on
             investments and foreign currencies ............      (203,092)      (254,972)      (935,162)
    Net unrealized appreciation (depreciation)
             on investments and foreign currencies .........      (112,931)      (450,792)      (140,444)
                                                                ----------    -----------    -----------
    Net Assets .............................................     1,202,467      3,906,358      1,164,246
                                                                ----------    -----------    -----------

    Net asset value, offering and redemption price per share    $   13.26     $     6.44     $     22.57
                                                                =========     ==========     ===========
    Shares Outstanding .....................................    $  90,691     $  606,447     $    51,586
                                                                =========     ==========     ===========



                       See notes to financial statements

                                 MONTEREY FUNDS
        STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED MAY 31, 1999
                                   (Unaudited)





                                                                                          Murphy
                                                            Murphy         Murphy       New World
                                                          New World      New World     Technology
                                                          Technology   Biotechnology  Convertibles
                                                          ----------------------------------------
INVESTMENT INCOME
     Interest ...........................................   $     391      $  34,215    $  36,780
     Dividends ..........................................          90            110           75
                                                            ---------      ---------    ---------
     Total Investment income ............................         481         34,325       36,855
                                                            ---------      ---------    ---------

EXPENSES
     Advisory (Note 3) ..................................       5,638         19,427        4,608
     Distribution fees (Note 4) .........................       1,409          4,857        1,391
     Transfer agent fees ................................       8,276          9,917        8,950
     Administrative fees (Note 3) .......................       8,189          9,222        9,144
     Custodian fees .....................................       1,730          2,585        1,658
     Audit fees .........................................       3,811          3,776        3,429
     Legal fees .........................................         814            814          810
     Registration fees ..................................       8,292         10,856        9,712
     Trustees' fees .....................................         613            714          721
     Printing expense ...................................         924          2,278        2,193
     Amortization of deferred organization expenses .....         120            131            0
     Postage expense ....................................         589          1,090          989
     Other expenses .....................................         851            899        1,307
                                                            ---------      ---------    ---------
     Total expenses .....................................      41,256         66,566       44,912
     Less: Expense reimbursement from adviser ...........     (29,540)       (27,845)     (33,837)
                                                            ---------      ---------    ---------
     Net expenses .......................................      11,716         38,721       11,075
                                                            ---------      ---------    ---------
     Net Investment Income (loss) .......................     (11,235)        (4,396)      25,780
                                                            ---------      ---------    ---------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
     Net Realized Gain (loss) on Investments ............    (170,400)       (30,203)       4,460
     Net Change in Unrealized Appreciation on Investments     328,177         46,756       49,763
                                                            ---------      ---------    ---------
     Net Gain (loss) on Investments .....................     157,777         16,553       54,223
                                                            ---------      ---------    ---------
     Net Increase (decrease) in Net Assets
              Resulting from Operations .................   $ 146,542      $  12,157    $  80,003
                                                            =========      =========    =========


                       See notes to financial statements

                                 MONTEREY FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS




                                                                                                                   Murphy
                                                             Murphy                        Murphy                New World
                                                           New World                      New World              Technology
                                                          Technology                    Biotechnology           Convertibles
                                                  ----------------------------------------------------------------------------------
                                                  For the Six                  For the Six                  For the Six
                                                  Months ended   Year ended    Months ended   Year ended    Months ended  Year ended
                                                    May 31,        Nov. 30,       May 31,       Nov. 30,       May 31,     Nov. 30,
                                                     1999            1998          1999           1998          1999         1998
                                                  ----------------------------------------------------------------------------------
                                                  (Unaudited)                  (Unaudited)                   (Unaudited)
Operations
         Net investment Income (loss) ..........   $  (11,235)   $  (26,953)   $   (4,396)   $  (72,811)   $   25,780     $  60,628
         Net realized gain (loss) on investments     (170,400)      (65,179)      (30,203)     (119,271)        4,460      (103,913)
         Net change in unrealized appreciation
                  on investments ...............      328,177      (321,157)       46,756      (594,578)       49,763      (167,308)
                                                   ----------    ----------    ----------    ----------     ---------     ---------
         Net increase (decrease) in net assets
                  resulting from operations ....      146,542      (413,289)       12,157      (786,460)       80,003      (210,593)
                                                   ----------    ----------    ----------    ----------     ---------     ---------

Dividends Paid to Shareholders
         Dividends from net investment income ..            0             0             0             0       (56,711)      (16,073)
         Dividends from capital gain ...........            0      (190,274)            0             0             0             0
                                                   ----------    ----------    ----------    ----------     ---------     ---------
                                                            0      (190,274)            0             0       (56,711)      (16,073)
                                                   ----------    ----------    ----------    ----------     ---------     ---------

Fund Share Transactions
         Net proceeds from shares sold .........      573,273       690,415       511,946     2,949,993        22,400        46,848
         Dividends reinvested ..................            0       171,786             0             0        52,619        15,073
         Payment for shares redeemed ...........     (532,887)     (632,131)     (576,179)     (558,088)      (57,212)      146,704)
                                                   ----------    ----------    ----------    ----------     ---------     ---------
         Net increase (decrease) in net assets
                  from fund share transactions .       40,386       180,080       (64,233)    2,391,905        17,807       (84,783)
         Net increase (decrease) in net assets .      186,928      (423,483)      (52,076)    1,605,445        41,099      (311,449)
                                                   ----------    ----------    ----------    ----------     ---------     ---------
         NET ASSETS, Beginning of Period .......    1,015,539     1,439,022     3,958,434     2,352,989     1,123,147     1,434,596
                                                   ----------    ----------    ----------    ----------     ---------     ---------
         NET ASSETS, End of Period .............   $1,202,467    $1,015,539    $3,906,358    $3,958,434    $1,164,246    $1,123,147
                                                   ==========    ==========    ==========    ==========    ==========    ==========

Changes in Shares Outstanding
         Shares sold ...........................       45,401        50,527        79,212       406,645         1,033         1,830
         Shares issued on reinvestment
                  of dividends .................            0        12,431             0             0         2,452           581
         Shares redeemed .......................      (41,959)      (50,720)      (91,805)      (79,194)       (2,629)       (5,786)
         Net Increase (decrease) in
                  Shares outstanding ...........        3,442        12,238       (12,593)      327,451           856        (3,375)



                       See notes to financial statements

                                 MONTEREY FUNDS
                  NOTES TO FINANCIAL STATEMENTS - MAY 31, 1999
                                  (Unaudited)


NOTE 1.  ORGANIZATION
         Monterey Mutual Fund (the "Trust"), formerly Monitrend Mutual Fund, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of nine series of shares: the PIA Short Term Government Securities Fund, the Camborne Government Income Fund, the OCM Gold Fund, the PIA Equity Fund, the Murphy New World Biotechnology Fund, the Murphy New World Technology Fund, the Murphy New World Technology Convertibles Fund, the PIA Global Bond Fund and the PIA Total Return Bond Fund (collectively the "Funds"), each of which has separate assets and liabilities and differing investment objectives. The investment objective for each of the Fund's presented herein are: the Murphy New World Technology Fund, (the "Technology Fund"), long-term growth of capital through investing primarily in equity securities of companies that its investment adviser believes can produce products or services that provide or benefit from advances in technology; the Murphy New World Technology Biotechnology Fund, ("Biotechnology Fund"), long-term growth of capital through investing primarily in equity securities of companies that its investment adviser believes can produce products or services that provide or benefit from advances in biotechnology; the Murphy New World Technology Convertibles Fund, ("Convertibles Fund"), to maximize total return through a combination of capital appreciation and income.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES
         The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

         SECURITY VALUATION--Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of the close of such securities exchanges, Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair market value). Short-term investments which mature after 60 days are valued at market. Stock Index Futures, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges.

         OPTIONS--When a call is written, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which was written either expires on its stipulated expiration date, or a closing purchase transaction is entered into, a gain is realized (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a capital gain or loss is realized from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid for the purchase of a call or a put option is included in the asset section of the Statement of Assets and Liabilities as an investment and is subsequently adjusted to the current market value of the option. If a purchased option expires on its stipulated expiration date, a loss is realized in the amount of the cost of the option. If a closing sale transaction is entered into, a gain or loss will be realized depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a put option is exercised, a gain or loss will be realized from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

                                 MONTEREY FUNDS
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 1999 (CONTINUED)
                                   (Unaudited)



         FUTURES CONTRACTS--The Technology Fund, the Biotechnology Fund and the Convertibles Fund may from time to time enter into futures contracts as a hedge to provide protection against adverse movements in the prices of securities in the portfolio. When a Fund enters a futures contract, it is required to pledge to the clearing broker an amount of cash and/or securities equal to approximately 5% of the contract amount. This amount is known as the "initial margin". Pursuant to the futures contract, the Fund agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the value at the close of the day and the price at which the futures contract was originally struck. Such payments, known as the "variation margin", are recorded by the Fund as unrealized gains or losses. When the futures contract expires or is closed by the Fund, it realizes a gain or loss.

         FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISK--Futures contracts involve elements of market risk and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures contracts reflect the extent of exposure to off balance sheet risk.

         The predominant market risk is that movements in the prices of the Trust's portfolio securities being hedged may not correlate perfectly with the movement in the prices of the future contracts. The lack of correlation could render the Trust's hedging strategy unsuccessful and could result in a loss to the Trust.

         Futures contracts are purchased only on exchanges. The exchange acts as the counterparty to the Trust's futures transactions; therefore the Trust's credit risk is limited to failure of the exchange.

         Subsequent market fluctuations of securities sold short may require a Trust to purchase securities at prices which exceed the value reflected on the Statement of Assets and Liabilities.

         FEDERAL INCOME TAXES--It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders.

         Therefore the Funds paid no Federal Income taxes and no Federal income tax provision was required. At May 31, 1999, The Technology Fund, the Biotechnology Fund and the Convertibles Fund had capital loss carryfowards of approximately $57,000, $225,000 and $939,000, respectively, which expire in varying amounts through 2002, 2005, 2006.

         ORGANIZATIONAL COSTS--These costs have been capitalized and are being amortized using the straight-line method over a period of sixty months beginning on commencement of operations.

         OTHER--Securities transactions are recorded no later than the first business day after the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

         USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                                 MONTEREY FUNDS
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 1999 (CONTINUED)
                                   (Unaudited)


NOTE 3.  INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS
         The Technology Fund and Biotechnology Fund also have an investment advisory agreement with Investment Management, Inc. ("Murphy"). Whereby each Fund pays Murphy a fee, computed daily and payable monthly, at the following annual rate of 1.00% of their respective net assets.

         The Convertibles Fund also has an investment advisory agreement with Murphy. The Convertibles Fund pays Murphy a fee computed daily and payable monthly, at the following annual rate based upon daily net assets:

          ASSETS                             FEE RATE
          ------                             --------
          0 to $150 million.................  0.625%
          $150 million to $250 million......  0.500%
          Over $250 million.................  0.375%

         For the six months ended May 31, 1999 Murphy agreed to reimburse the Funds for expenses in excess of 1.99% of average net assets for the fiscal year ending November 30, 1999.

         The Trust has a fund accounting and administrative agreement with American Data Services, Inc. ("ADS"). ADS receives a fee, computed daily and payable monthly, at an annual rate of 0.1% of average daily net assets, subject to a monthly minimum.

NOTE 4.  DISTRIBUTION AGREEMENT AND PLAN
         Syndicated Capital, Inc. serves as the Distributor of each Fund's shares. The President and sole shareholder of the Distributor is also a trustee of the Trust.

         The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes each Fund to reimburse the Distributor for marketing expenses incurred in distributing shares of each Fund, including the cost of printing sales material and making payments to dealers in each Fund shares, in any fiscal year, subject to a limit of 0.25%.

NOTE 5.  PURCHASES AND SALES OF SECURITIES
         The cost of purchases and sales of investment securities (other than short-term investments) for the six months ended May 31, 1999, were as follows:

                                              PURCHASES        SALES
                                              ---------        -----
          Technology Fund .................. $ 1,424,853    $ 1,312,021
          Biotechnology Fund ...............   3,711,781      1,467,855
          Convertibles Fund ................     182,599        345,741

         Unrealized appreciation and depreciation on investments at May 31, 1999 based on cost for Federal income taxes, are as follows:

                                            UNREALIZED    UNREALIZED
                                           APPRECIATION  DEPRECIATION     NET
                                           ------------  ------------     ---
          Technology Fund..................   $154,072  ($ 267,003)  ($ 112,931)
          Biotechnology Fund...............    209,114    (659,906)    (450,792)
          Convertibles Fund ...............     36,011    (176,455)    (140,444)

                                 MONTEREY FUNDS
                          MURPHY NEW WORLD TECHNOLOGY
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHout each period)


                                                  For the Six
                                                  Months ended   Year ended     Year ended   Year ended    Year ended
                                                    May 31,       Nov. 30,        Nov. 30,     Nov. 30,      Nov. 30,
                                                     1999           1998           1997++        1996*         1995*
                                                  --------------------------------------------------------------------
                                                  (Unaudited)

Net asset value, beginning of period ...........   $   11.64     $   19.18     $   20.51     $  17.81      $   14.35
                                                   ---------     ---------     ---------     --------      ---------

INCOME FROM INVESTMENT OPERATIONS
Net investment (loss) ..........................       (0.13)        (0.31)        (0.33)       (0.40)         (0.32)
Net realized and unrealized (loss)
         on investments ........................        1.75         (4.77)        (0.40)        4.86           4.19
                                                   ---------     ---------     ---------     --------      ---------
Total from investment operations ...............        1.62         (5.08)        (0.73)        4.46           3.87
                                                   ---------     ---------     ---------     --------      ---------

LESS DISTRIBUTIONS
Dividends from net investment income ...........        0.00          0.00          0.00         0.00           0.00
Dividends from Capital Gains ...................        0.00         (2.46)        (0.60)       (1.76)         (0.41)
                                                   ---------     ---------     ---------     --------      ---------
Total distributions ............................        0.00         (2.46)        (0.60)       (1.76)         (0.41)
                                                   ---------     ---------     ---------     --------      ---------
Net asset value, end of period .................   $   13.26     $   11.64     $   19.18     $  20.51      $   17.81
                                                   =========     =========     =========     ========      ==========
Total return** .................................       13.92%       (28.51%)       (3.69%)      26.32%         26.95%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in $000's) ..........       1,202         1,016         1,439          886            281
Ratio of expenses to average net assets ........        2.08%#        2.44%         2.44%        2.34%          2.44%
Ratio of expenses to average net assets,
         before reimbursement ..................        7.32%#        7.14%         8.13%       10.44%         18.74%
Ratio of net investment income (loss) to average
         net assets ............................       (1.99%)#      (2.20%)       (1.96%)       2.06%          1.97%
Portfolio turnover rate ........................      132.18%       142.89%        57.01%       17.33%         40.77%


#  Annualized
*  Based on average shares outstanding.
** Excluding sales charge.  Not annualized for periods less than a year.
++ On 12/13/96 Murphy Investment Management became the Fund's investment adviser. Prior to 12/13/96, Monitrend Investment Management Inc. was the Fund's investment adviser.




                       See notes to financial statements

                                 MONTEREY FUNDS
                         MURPHY NEW WORLD BIOTECHNOLOGY
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                  For the Six
                                                  Months ended   Year ended     Year ended   Year ended    Year ended
                                                    May 31,       Nov. 30,        Nov. 30,     Nov. 30,      Nov. 30,
                                                     1999           1998           1997++        1996*         1995*
                                                  --------------------------------------------------------------------
                                                  (Unaudited)



Net asset value, beginning of period ...........   $    6.39     $    8.07     $    7.19     $   6.74      $    6.12
                                                   ---------     ---------     ---------     --------      ---------

INCOME FROM INVESTMENT OPERATIONS
Net investment (loss) ..........................       (0.01)        (0.15)        (0.16)       (0.17)         (0.15)
Net realized and unrealized (loss)
         on investments ........................        0.06         (1.53)         1.04         0.62           0.77
                                                   ---------     ---------     ---------     --------      ---------
Total from investment operations ...............        0.05         (1.68)         0.88         0.45           0.62
                                                   ---------     ---------     ---------     --------      ---------

LESS DISTRIBUTIONS
Dividends from net investment income ...........        0.00          0.00          0.00         0.00           0.00
                                                   ---------     ---------     ---------     --------      ---------
Total distributions ............................        0.00          0.00          0.00         0.00           0.00
                                                   ---------     ---------     ---------     --------      ---------
Net asset value, end of period .................   $    6.44     $    6.39     $    8.07     $   7.19      $    6.74
                                                   =========     =========     =========     ========      =========
Total return** .................................        0.78%       (20.82%)       12.24%        6.67%         10.13%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in $000's) ..........       3,906         3,958         2,353          231            400
Ratio of expenses to average net assets ........        1.96%#        2.44%         2.47%       2.65%           2.89%
Ratio of expenses to average net assets,
         before reimbursement ..................        3.37%#        3.79%         8.58%      15.28%           9.96%
Ratio of net investment income (loss) to average
         net assets ............................       (0.22%)#      (2.11%)       (1.98%)      (2.31%)        (2.18%)
Portfolio turnover rate ........................       73.08%       458.56%        15.09%        2.79%         36.89%


#  Annualized
*  Based on average shares outstanding.
** Excluding sales charge.
++ On 12/20/96 Murphy Investment Management became the Fund's investment adviser. Prior to 12/20/96, Monitrend Investment Management Inc. was the Fund's investment adviser.



                       See notes to financial statements

                                 MONTEREY FUNDS
                    MURPHY NEW WORLD TECHNOLOGY CONVERTIBLES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                  For the Six
                                                  Months ended   Year ended     Year ended   Year ended    Year ended
                                                    May 31,       Nov. 30,        Nov. 30,     Nov. 30,      Nov. 30,
                                                     1999           1998           1997++        1996*         1995*
                                                  --------------------------------------------------------------------
                                                  (Unaudited)



Net asset value, beginning of period ...........   $   22.44     $   26.52     $   26.64     $  21.42      $   16.67
                                                   ---------     ---------     ---------     --------      ---------

Income from investment operations
Net investment (loss) ..........................        0.49          1.15          0.21         0.01           0.02
Net realized and unrealized (loss)
         on investments ........................        0.76         (5.23)        (0.33)        5.23           4.82
                                                   ---------     ---------     ---------     --------      ---------
Total from investment operations ...............        1.25         (4.08)        (0.12)        5.24           4.84
                                                   ---------     ---------     ---------     --------      ---------

Less distributions
Dividends from net investment income ...........       (1.12)        (0.30)         0.00        (0.02)         (0.09)
                                                   ---------     ---------     ---------     --------      ---------
Total distributions ............................       (1.12)        (0.30)         0.00        (0.02)         (0.09)
                                                   ---------     ---------     ---------     --------      ---------
Net asset value, end of period .................   $   22.57     $   22.14     $   26.52     $  26.64      $   21.42
                                                   =========     =========     =========     ========      =========
Total return** .................................        5.83%       (15.55%)       (0.45%)      24.49%         29.19%

Ratios/supplemental data
Net assets, end of period (in $000's) ..........       1,164         1,123         1,435        1,560          1,377
Ratio of expenses to average net assets ........        1.96%#        2.44%         2.44%        2.26%          2.44%
Ratio of expenses to average net assets,
         before reimbursement ..................        7.93%#        6.94%         6.83%        5.11%          6.08%
Ratio of net investment income (loss) to average
         net assets ............................        4.55%#        4.64%         0.76%        0.04%          0.10%
Portfolio turnover rate ........................       20.29%        28.90%        85.91%       80.93%        151.86%


#   Annualized
*   Based on average shares outstanding.
**  Excluding sales charge.
++ On 12/13/96 Murphy Investment Management became the Fund's investment adviser. From 2/1/95 to 12/31/96 MidCap Associates, Inc. was the Fund's investment adviser. Prior to 2/1/95, Monitrend Investment Management Inc. was the Fund's investment adviser.



                       See notes to financial statements

                             MONTEREY MUTUAL FUNDS
                                DISTRIBUTED BY:

                            SYNDICATED CAPITAL, INC.
                          1299 OCEAN AVENUE, SUITE 210
                             SANTA MONICA, CA 90401

                                    Monterey
                                     Funds

                              -- OCM Gold
                              -- Camborne Government Income
                              -- PIA Equity



                                                       MONTEREY
                                                       MUTUAL
                                                       FUND






                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)
                                  MAY 31, 1999




                                 MONTEREY FUNDS
                     SCHEDULES OF INVESTMENTS- MAY 31, 1999
                                  (Unaudited)


OCM GOLD FUND
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
--------------------------------------------------------------------------------

COMMON STOCKS 86.58%
               MAJOR GOLD PRODUCERS 48.49%
    22,000     Anglogold Ltd. ADR ...........................       $  442,063
    34,472     Barrick Gold Corp. ...........................          594,642
     5,000     Freeport-McMoRan Copper & Gold Inc.* .........           65,625
    16,500     Gold Fields Ltd. .............................           53,109
    80,000     Homestake Mining Co. .........................          625,000
    65,000     Newmont Mining Corp. .........................        1,157,813
   121,250     Placer Dome Inc. .............................        1,348,906
                                                                    ----------
                                                                     4,287,158
                                                                    ----------

               INTERMEDIATE GOLD PRODUCERS 7.54%
    42,500     Ashanti Goldfields Co. Ltd. ..................          318,750
   100,000     Battle Mountain Gold Co.* ....................          243,750
    55,000     Kinross Gold Corp.* ..........................           96,250
                                                                    ----------
                                                                       658,750
                                                                    ----------
               MID-TIER GOLD PRODUCERS 15.84%
    35,000     Agnico-Eagle Mines ...........................          190,312
   125,000     GoldCorp Inc. CI.A * .........................          640,625
    85,000     Meridian Gold Inc.* ..........................          419,688
   125,000     TVX Gold Inc.* ...............................          132,812
                                                                    ----------
                                                                     1,383,437
                                                                    ----------

               JUNIOR GOLD PRODUCERS 5.24%
    20,000     Alta Gold Co.* ...............................           10,000
    35,000     Golden Cycle Gold Corp.* .....................          258,125
    30,000     Miramar Mining Corp.* ........................           22,012
    55,000     Richmont Mines Inc.* .........................          112,099
    10,000     River Gold Mines Ltd.* .......................           22,420
    75,000     Vengold Inc. .................................           10,446
    25,000     Viceroy Resources Corp. ......................           22,080
                                                                    ----------
                                                                       457,182
                                                                    ----------

               EXPLORATION AND DEVELOPMENT
                    COMPANIES 1.45%
   200,000     Addwest Minerals
                    International Ltd.* .....................       $   16,305
    10,000     Crown Resources Corp.* .......................           16,719
   100,000     Franc-Or Resources Corp.* ....................           16,475
    10,000     Golden Queen Mining Ltd.* ....................            3,057
   185,500     New Guinea Gold Corp.* .......................           11,342
    25,000     Omni Resources Inc.* .........................            1,189
   100,000     Silver Eagle Resources* ......................            8,153
                                                                    ----------
                                                                        73,240
                                                                    ----------

               PRIMARY SILVER PRODUCERS 1.58%
     5,800     Coeur DOAlene Mines Corp.* ...................           24,287
    35,000     Hecla Mining Co.* ............................           85,313
     5,000     Pan American Silver Corp.* ...................           28,281
                                                                    ----------
                                                                       137,881
                                                                    ----------

               PLATINUM/PALLADIUM PRODUCERS 2.20%
     6,000     Stillwater Mining Co.* .......................          191,625
                                                                    ----------

               GOLD MINING ROYALTY COMPANIES 4.24%
    17,000     Euro-Nevada Mining* ..........................          211,357
    10,000     Franco Nevada Mining .........................          158,976
                                                                    ----------
                                                                       370,333
                                                                    ----------

TOTAL COMMON STOCKS
               (cost $9,287,766).............................        7,559,606
                                                                    ----------

PREFERRED STOCKS 0.51%
     7,500     Coeur D'Alene Mines Corp.
                    (cost $111,075) .........................           45,000
                                                                    ----------
* Non income producing security


                       See notes to financial statements


                                      -2-





                                 MONTEREY FUNDS
                     SCHEDULES OF INVESTMENTS- MAY 31, 1999
                                   (Unaudited)

OCM GOLD FUND (CONTINUED)
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS 13.09%
   439,000     Star Treasury Fund
                    (cost $439,000)..........................       $   439,000
   704,000     Star Bank Repurchase Agreement
                     3.30% due June 1, 1999
                     collateralized by $835,000 GNMA
                     6.625% due 09/20/22
                     (cost $704,000).........................           704,000
                                                                    -----------
                                                                      1,143,000
                                                                    -----------

TOTAL INVESTMENTS
               (cost $10,541,841)...........      100.18%             8,747,606
OTHER LIABILITIES IN EXCESS OF ASSETS.......       (0.18%)              (15,969)
                                                  -------           -----------
TOTAL NET ASSETS                                  100.00%           $ 8,731,637
                                                  =======           ===========



CAMBORNE GOVERNMENT
INCOME FUND
--------------------------------------------------------------------------------
PRINCIPAL
VALUE                                                                 VALUE
--------------------------------------------------------------------------------

LONG TERM INVESTMENTS 89.19%
               CORPORATE 29.38 %
$   30,000     Rochester Gas & Electric Corp.,
                    9.375% 04/01/21 .........................       $   32,499
    40,000     Rohm & Haas Holdings Co.,
                    9.80%, 04/15/20 .........................           48,308
    50,000     Westvaco Corp.,
                    10.125%, 06/01/19 .......................           52,544
    85,000     W.R. Berkley Corp.,
                    9.875%, 05/15/08 ........................           98,997
                                                                    ----------
                                                                       232,348
                                                                    ----------

               MORTGAGE-BACKED SECURITIES 40.27%
   145,000     FHLMC RMC CL 1617-PM,
                    6.50%, due 11/15/23 .....................          140,209
   108,373     FNMA CMO 199-192 CL-SA,
                    11.00%, 04/25/07 ........................          109,902
     9,247     GNMA, 9.50%, 09/15/19 ........................           10,025
    22,263     GNMA, 6.00%, 12/20/27 ........................           22,472
     7,909     Prudential 1993-59 A5,
                    7.125%, 12/25/00 ........................            7,913
    25,282     Traveler's Mortgage Securities Corp.,
                    12.00%, 03/01/14 ........................           27,872
                                                                    ----------
                                                                       318,393
                                                                    ----------

               U.S. GOVERNMENT SECURITIES 19.54%
    30,000     U.S. Treasury Bonds,
                    5.00%, 04/30/01 .........................           29,775
    25,000     U.S. Treasury Bonds,
                    6.375%, 08/15/27 ........................           26,047
    70,000     U.S. Treasury Bonds,
                    6.125%, 11/15/27 ........................           70,744
    30,000     U.S. Treasury Bonds,
                    5.50%, 08/15/28 .........................           27,966
                                                                    ----------
                                                                       154,532
                                                                    ----------
* Non income producing security


                       See notes to financial statements


                                      -3-




                                 MONTEREY FUNDS
                     SCHEDULES OF INVESTMENTS- MAY 31, 1999
                                   (Unaudited)


CAMBORNE GOVERNMENT
INCOME FUND (CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL
VALUE                                                                 VALUE
--------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS
               (cost $683,672)...............................       $   705,273
                                                                    -----------

SHORT TERM INVESTMENTS 4.80%
  $ 38,000     Star Treasury Fund
                    (cost $38,000)...........................            38,000
                                                                    -----------

TOTAL INVESTMENTS
               (cost $721,672).................   93.99%                743,273
OTHER ASSETS LESS LIABILITIES..................    6.01%                 47,516
                                                 -------            -----------
TOTAL NET ASSETS                                 100.00%            $   790,789
                                                 =======            ===========





PIA EQUITY
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 88.89%
               AEROSPACE/DEFENSE 3.74%
     1,300     AAR Corp. ....................................       $   25,675
     1,100     GenCorp Inc. .................................           26,881
                                                                    ----------
                                                                        52,556
                                                                    ----------

               AIRLINES 1.65%
       800     K L M Airlines ...............................           23,200
                                                                    ----------

               AUCTION HOUSE/ART DEALER 2.70%
     1,000     Sotheby's Holdings, Inc. .....................           37,938
                                                                    ----------

               AUTO PARTS 2.17%
       550     Borg-Warner Automotive, Inc. .................           30,491
                                                                    ----------

               BANKING AND FINANCIAL SERVICE 8.22%
       650     Bank United Corp. ............................           26,955
       850     John Nuveen Co. The ..........................           35,806
     1,400     People Heritage Financial Group, Inc. ........           26,206
     1,180     Washington Federal Inc. ......................           26,550
                                                                    ----------
                                                                       115,517
                                                                    ----------

               BUILDING AND CONSTRUCTION 2.08%
     1,210     Kaufman & Broad Home Corp. ...................           29,191
                                                                    ----------

               CHEMICALS 1.68%
     1,350     Witco Corp. ..................................           23,625
                                                                    ----------

               CONSUMER PRODUCTS 1.82%
     1,150     Tupperware Corp. .............................           25,588
                                                                    ----------

               COMPUTERS/SOFTWARE 1.77%
       900     Autodesk, Inc. ...............................           24,834
                                                                    ----------


* Non income producing security



                        See notes to financial statements


                                      -4-




                                 MONTEREY FUNDS
                     SCHEDULES OF INVESTMENTS- MAY 31, 1999
                                   (Unaudited)
PIA EQUITY (CONTINUED)
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
--------------------------------------------------------------------------------

               ELECTRONICS 7.76%
       550     Avnet Inc. ...................................       $   23,959
       900     Cohu, Inc. ...................................           26,831
       800     Dallas Semiconductor Corp. ...................           34,800
       550     Thomas & Betts Corp. .........................           23,547
                                                                    ----------
                                                                       109,137
                                                                    ----------

               FOOD & RELATED 1.48%
       950     Interstate Bakeries Corp. ....................           20,781
                                                                    ----------

               FUNERAL SERVICES 1.37%
     1,050     Stewart Enterprises, Inc. ....................           19,327
                                                                    ----------

               GOLF 2.22%
     1,900     Callaway Golf Company ........................           31,231
                                                                    ----------

               INSURANCE 7.41%
       900     Capital Re Corp. .............................           14,681
     1,650     Fremont General Corp. ........................           34,959
     1,900     Frontier Insurance Group, Inc. ...............           32,656
     1,170     Selective Insurance Group ....................           21,938
                                                                    ----------
                                                                       104,234
                                                                    ----------

               INTIMATE APPAREL 2.10%
     1,000     Warnaco Group, Inc. The ......................           29,500
                                                                    ----------

               MANUFACTURING 1.59%
     1,435     Mascotech Inc. ...............................           22,422
                                                                    ----------

               MEDICAL 7.26%
     1,200     Bergen Brunswig ..............................           26,400
     1,100     ICN Phamaceuticals Inc. ......................           36,163
       600     Shared Medical Systems Corp. .................           39,450
                                                                    ----------
                                                                       102,013
                                                                    ----------

               METALS & MINING 2.30%
       800     Precision Castparts Corp. ....................           32,400
                                                                    ----------

               OIL - EXPLORATION & PRODUCTION 2.43%
       950     Apache Corporation ...........................           34,200
                                                                    ----------

               REAL ESTATE & MORTGAGE RELATED 9.23%
     1,550     Developers Diversified Realty Corp. ..........           25,575
     1,200     Duke Realty Investments Inc. .................           27,750
     1,000     Felcor Lodging Inc. ..........................           22,688
     1,050     Macerich Company The .........................           27,759
     1,100     Prentiss Properties Trust ....................           25,988
                                                                    ----------
                                                                       129,770
                                                                    ----------

               RENTAL EQUIPMENT 2.50%
     1,850     Aaron Rents, Inc. ............................           35,150
                                                                    ----------

               RESTAURANTS 3.28%
     2,510     CKE Restaurants, Inc. ........................           46,121
                                                                    ----------

               RETAIL 2.32%
     2,950     Pier 1 Imports, Inc. .........................           32,634
                                                                    ----------

               SECURITY SERVICES 1.72%
       850     Pittston Brink's Group .......................           24,225
                                                                    ----------

               TRANSPORTATION & EQUIPMENT 8.09%
       750     Gatx Corporation .............................           29,109
     1,200     Roadway Express Inc. .........................           23,176
     1,000     Ryder System, Inc. ...........................           24,000
       950     USFreightways Corporation Corp. ..............           37,495
                                                                    ----------
                                                                       113,780
                                                                    ----------

TOTAL COMMON STOCKS
               (cost $1,244,683).............................        1,249,855
                                                                    ----------


* Non income producing security


                       See notes to financial statements


                                      -5-






                                 MONTEREY FUNDS
                     SCHEDULES OF INVESTMENTS- MAY 31, 1999
                                  (Unaudited)


PIA EQUITY (CONTINUED)
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
--------------------------------------------------------------------------------


SHORT TERM INVESTMENTS 4.77%
    67,000     Star Treasury Fund
                    (cost $67,000) ..........................       $   67,000
                                                                    ----------

TOTAL INVESTMENTS
               (cost $1,311,683)....................  93.66%         1,316,855
OTHER ASSETS LESS ..................................   6.34%            89,177
                                                     -------        ----------
TOTAL NET ASSETS ................................... 100.00%        $1,406,032
                                                     =======        ==========






* Non income producing security


                       See notes to financial statements

                                 MONTEREY FUNDS
              STATEMENTS OF ASSETS AND LIABILITIES - MAY 31, 1999
                                  (Unaudited)


                                                                                               CAMBORNE
                                                                                   OCM         GOVERNMENT          PIA
                                                                                   GOLD          INCOME           EQUITY
                                                                              --------------------------------------------
ASSETS
         Investments in securities, at value
                  (cost $10,541,841, $721,672 and $1,311,683, respectively)   $  8,747,606    $    743,273    $  1,316,855
         Cash .............................................................            874          22,611          65,856
         Receivable for fund shares sold ..................................         33,709           3,688           8,270
         Income receivable ................................................          9,494           8,170           1,817
         Due from investment advisor ......................................              0           7,999           5,108
         Prepaid expenses and other .......................................         21,530          12,828          12,317
                                                                              ------------    ------------    ------------
         Total Assets .....................................................      8,813,213         798,569       1,410,223
                                                                              ------------    ------------    ------------

LIABILITIES
         Payable for fund shares redeemed .................................         56,272               0               0
         Accrued expenses and other .......................................         22,545           3,786           4,191
         Dividends payable ................................................              0           3,994               0
         Due to investment advisor ........................................          2,759               0               0
                                                                              ------------    ------------    ------------
         Total Liabilities ................................................         81,576           7,780           4,191
                                                                              ------------    ------------    ------------

NET ASSETS
         Capital stock, no par value; unlimited shares
                  authorized ..............................................     13,382,045       1,064,910       1,613,607
         Undistributed net investment income ..............................       (103,685)          1,547           4,761
         Accumulated net realized gain (loss) on
                  investments and foreign currencies ......................     (2,752,488)       (297,269)       (217,508)
         Net unrealized appreciation (depreciation)
                  on investments and foreign currencies ...................     (1,794,235)         21,601           5,172
                                                                              ------------    ------------    ------------
         Net Assets .......................................................      8,731,637         790,789       1,406,032
                                                                              ------------    ------------    ------------

 CALCULATION OF MAXIMUM OFFERING PRICE
         Net asset value, offering and redemption price per share .........   $       4.40    $      13.66    $      16.56
         Maximum sales charge (4.50% of offering price) ...................           0.21            0.64            0.78
                                                                              ------------    ------------    ------------
         Offering price to public .........................................   $       4.61    $      14.30    $      17.34
                                                                              ------------    ------------    ------------
         Shares Outstanding ...............................................      1,982,681          57,904          84,931
                                                                              ============    ============    ============

                       See notes to financial statements

                                 MONTEREY FUNDS
        STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED MAY 31, 1999
                                  (Unaudited)



                                                                                   CAMBORNE
                                                                   OCM            GOVERNMENT             PIA
                                                                   GOLD             INCOME             EQUITY
                                                              ------------------------------------------------
INVESTMENT INCOME
     Interest .............................................   $    38,055       $    33,492        $     2,073
     Dividends ............................................        22,869                 0             21,843
                                                              -----------       -----------        -----------
     Total investment income ..............................        60,924            33,492             23,916
                                                              -----------       -----------        -----------

EXPENSES
     Adviser & sub-adviser fees (Note 3) ..................        44,837             1,825              9,551
     Distribution fees (Note 4) ...........................        44,389               456              2,388
     Transfer agent fees ..................................        10,947             7,895              8,093
     Administrative fees (Note 3) .........................        11,443             8,108              8,717
     Custodian fees .......................................         3,024             1,655              1,915
     Audit fees ...........................................         3,072             3,313              3,736
     Legal fees ...........................................           813               814                814
     Registration fees ....................................         8,147             1,962              8,983
     Trustees' fees .......................................           628               705                658
     Printing expense .....................................         2,559              (340)               788
     Postage expense ......................................         1,518               (44)               363
     Other expenses .......................................           797               870                658
                                                              -----------       -----------        -----------
     Total expenses .......................................       132,174            27,219             46,664
     Less: Expense reimbursement from adviser & sub-adviser       (22,772)          (22,200)           (29,471)
                                                              -----------       -----------        -----------
     Net expenses .........................................       109,402             5,019             17,193
                                                              -----------       -----------        -----------
     Net Investment Income (loss) .........................       (48,478)           28,473              6,723
                                                              -----------       -----------        -----------

REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS
      Net Realized Gain (loss) on Investments ..............      (306,748)           (6,505)          (202,729)
      Net Change in Unrealized Appreciation on investments .      (751,299)          (34,605)           182,800
                                                               -----------       -----------        -----------
      Net Gain (loss) on Investments .......................    (1,058,047)          (41,110)           (19,929)
                                                               -----------       -----------        -----------
      Net Increase (decrease) in Net Assets ................    (1,058,047)          (41,110)           (19,929)
                                                               -----------       -----------        -----------
      Resulting from Operations ............................   ($1,106,525)      ($   12,637)       ($   13,206)
                                                               ===========       ===========        ===========



                       See notes to financial statements

                                 MONTEREY FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)

                                                                                     CAMBORNE
                                                            OCM                     GOVERNMENT                     PIA
                                                            GOLD                      INCOME                      EQUITY
                                             ---------------------------------------------------------------------------------------
                                               Six months                  Six months                      Six months
                                                 ended      Year ended       ended        Year ended          ended      Year ended
                                                May 31,      Nov. 30,        May 31,        Nov. 30,         May 31,       Nov. 30,
                                                 1999          1998           1999           1998             1999           1998
                                             ---------------------------------------------------------------------------------------
                                             (Unaudited)                  (Unaudited)                     (Unaudited)


OPERATIONS
   Net investment Income (loss) ..........   $   (48,478)   $   (55,206)   $    28,473    $    67,756    $     6,723    $     7,689
   Net realized gain (loss) on investments      (306,748)      (364,267)        (6,505)        30,507       (202,729)       176,175
   Net change in unrealized appreciation
            on investments ...............      (751,299)       209,137        (34,605)        (6,404)       182,800       (317,246)
                                             -----------    -----------    -----------    -----------    -----------     ----------
   Net increase (decrease) in net assets
            resulting from operations ....    (1,106,525)      (210,336)       (12,637)        91,859        (13,206)      (133,382)
                                             -----------    -----------    -----------    -----------    -----------     ----------

   Net equalization (debits) credits .....             0              0           (398)           (42)             0              0
                                             -----------    -----------    -----------    -----------    -----------     ----------

DIVIDENDS PAID TO SHAREHOLDERS
   Dividends from net investment income ..             0              0        (28,318)       (69,700)        (9,651)             0
   Dividends from capital gain ...........             0              0              0              0       (200,251)      (320,265)
                                             -----------    -----------    -----------    -----------    -----------     ----------
                                                       0              0        (28,318)       (69,700)      (209,902)      (320,265)
                                             -----------    -----------    -----------    -----------    -----------     ----------
FUND SHARE TRANSACTIONS
   Net proceeds from shares sold .........     2,059,272      7,033,912              0        179,492        597,976      2,151,015
   Dividends reinvested ..................             0              0         26,134         58,452        209,902        238,717
   Payment for shares redeemed ...........      (472,370)      (199,636)      (215,895)      (199,256)    (1,435,533)    (2,456,239)
                                             -----------    -----------    -----------    -----------    -----------     ----------
   Net increase (decrease) in net assets
            from fund share transactions .     1,586,902      6,834,276       (189,761)        38,688       (627,655)       (66,507)
                                             -----------    -----------    -----------    -----------    -----------     ----------
   Net increase (decrease) in net assets .       480,377      6,623,940       (231,114)        60,805       (850,763)      (520,154)
   NET ASSETS, BEGINNING OF PERIOD .......     8,251,260      1,627,320      1,021,903        961,098      2,256,795      2,776,949
                                             -----------    -----------    -----------    -----------    -----------     ----------
   NET ASSETS, END OF PERIOD .............   $ 8,731,637    $ 8,251,260    $   790,789    $ 1,021,903    $ 1,406,032    $ 2,256,795
                                             ===========    ===========    ===========    ===========    ===========    ===========

CHANGES IN SHARES OUTSTANDING
   Shares sold ...........................       425,183      1,375,985         12,886         12,886         39,005        111,105
Shares issued on reinvestment
            of dividends .................             0              0          4,132          4,132         13,490         12,704
   Shares redeemed .......................       (99,028)       (39,416)       (14,105)       (14,105)       (96,207)      (128,755)
                                             -----------    -----------    -----------    -----------    -----------     ----------
   Net Increase (decrease) in
   Shares outstanding ....................       326,155      1,336,569          2,913          2,913        (43,712)        (4,946)
                                             ===========    ===========    ===========    ===========    ===========    ===========


*Commencement of operations



                       See notes to financial statements

                                 MONTEREY FUNDS
                  NOTES TO FINANCIAL STATEMENTS - MAY 31, 1999
                                  (Unaudited)



NOTE 1.  ORGANIZATION
         Monterey Mutual Fund (the "Trust"), formerly Monitrend Mutual Fund, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of nine series of shares: the PIA Short Term Government Securities Fund, the Camborne Government Income Fund, the OCM Gold Fund, the PIA Equity Fund, the Murphy New World Biotechnology Fund, the Murphy New World Technology Fund, the Murphy New World Technology Convertibles Fund, the PIA Global Bond Fund and the PIA Total Return Bond Fund (collectively the "Funds"), each of which has separate assets and liabilities and differing investment objectives. The investment objective for each of the Fund's presented herein are: the OCM Gold Fund, (the "Gold Fund"), long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals; the Camborne Government Income Fund, (the Government Fund'), growth of capital, whether over the short or long-term, income and preservation of capital; the PIA Equity Fund, (the "Equity Fund"), long-term growth of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
         The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

         SECURITY VALUATION--Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of the close of such securities exchanges, Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair market value). Short-term investments which mature after 60 days are valued at market. Stock Index Futures, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges.

         OPTIONS--When a call is written, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which was written either expires on its stipulated expiration date, or a closing purchase transaction is entered into, a gain is realized (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.

         If a written call option is exercised, a capital gain or loss is realized from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid for the purchase of a call or a put option is included in the asset section of the Statement of Assets and Liabilities as an investment and is subsequently adjusted to the current market value of the option. If a purchased option expires on its stipulated expiration date, a loss is realized in the amount of the cost of the option. If a closing sale transaction is entered into, a gain or loss will be realized depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a put option is exercised, a gain or loss will be realized from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

         FUTURES CONTRACTS--The Government Fund and Equity Fund may from time to time enter into futures contracts as a hedge to provide protection against adverse movements in the prices of securities in the portfolio. When a Fund enters a futures contract, it is required to pledge to the clearing broker an amount of cash and/or securities equal to approximately 5% of the contract amount. This amount is known as the "initial margin". Pursuant to the futures contract, the Fund agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the value at the close of the day and the price at which the futures contract was originally struck. Such payments, known as the "variation margin", are recorded by the Fund as unrealized gains or losses. When the futures contract expires or is closed by the Fund it realizes a gain or loss.

         FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISK--Futures contracts involve elements of market risk and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures contracts reflect the extent of exposure to off balance sheet risk.

                                 MONTEREY FUNDS
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 1999 (CONTINUED)
                                   (Unaudited)



         The predominant market risk is that movements in the prices of the Fund's portfolio securities being hedged may not correlate perfectly with the movement in the prices of the future contracts. The lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund.

         Futures contracts are purchased only on exchanges. The exchange acts as the counterparty to the Fund's futures transactions; therefore the Fund's credit risk is limited to failure of the exchange.

         FEDERAL INCOME TAXES--It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore the Funds paid no Federal Income taxes and no Federal income tax provision was required. At May 31, 1999, the Gold Fund and Government Fund has capital loss carryovers of approximately $2,445,740 and $290,765, respectively, which expire in varying amounts through 2003 and 2005, respectively.

         OTHER--Securities transactions are recorded no later than the first business day after the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

         USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS
         The Gold Fund has an advisory agreement with Orrell Capital Management, a division of Orrell and Company, Inc. ("Orrell"). Under the agreement, the Gold Fund pays Orrell a fee computed daily and payable monthly, at the following annual rates based upon daily net assets:

          ASSETS                                              FEE RATE
          ------                                              --------
          0 to $50 million........................             1.000%
          $50 million to $75 million..............             0.875%
          $75 million to $100 million.............             0.750%
          $100 million to $150 million............             0.625%
          $150 million to $200 million............             0.500%
          Over $250 million.......................             0.375%

         The Government Fund has an investment advisory agreement with Pacific Income Advisers, Inc. ("PIA"), and PIA has a sub-advisory agreement with Camborne Advisors Inc. Under the agreements, the Government Fund pays PIA a fee computed daily and payable monthly, at an annual rate of 0.40% of the Government Fund's daily net assets; and PIA pays Camborne Advisors, Inc. a sub-advisory fee computed daily and paid monthly at an annual rate of 0.20% of the Government Fund's daily net assets.

         The Equity Fund has an investment advisory agreement with PIA. The Equity Fund pays PIA a fee computed daily and payable monthly, at the following annual rate based upon daily net assets:

          ASSETS                                              FEE RATE
          ------                                              --------
          0 to $50 million........................             1.000%
          $50 million to $75 million..............             0.875%
          $75 million to $100 million.............             0.750%
          $100 million to $150 million............             0.625%
          $150 million to $200 million............             0.500%
          Over $250 million.......................             0.375%

                                 MONTEREY FUNDS
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 1999 (CONTINUED)
                                   (Unaudited)



         For the six months ended May 31, 1999 the advisers agreed to reimburse the Funds for expenses in excess of 2.44% of average net assets (for the Gold and Equity Funds) and 1.10% of average net assets for the Government Fund. The amounts reimbursed by the advisers in 1998 are set forth in the Statement of Operations.

         The Fund has a fund accounting and administrative agreement with American Data Services, Inc. ("ADS"). ADS receives a fee, computed daily and payable monthly, at an annual rate of 0.1% of average daily net assets, subject to a monthly minimum.

NOTE 4. DISTRIBUTION AGREEMENT AND PLAN

         Syndicated Capital, Inc. serves as the Distributor of each Funds' shares. The President and sole shareholder of the Distributor is also the Chairman and majority shareholder of PIA, as well as a trustee of the Trust.

         The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes each Fund to reimburse the Distributor for marketing expenses incurred in distributing shares of each Fund, including the cost of printing sales material and making payments to dealers in each Fund shares, in any fiscal year, subject to a limit of 0.99% for the Gold Fund, 0.10% for the Government Fund and 0.25% for the Equity Fund. Distribution fees incurred by each Fund are set forth in the Statement of Operations.

NOTE 5. PURCHASES AND SALES OF SECURITIES

         The cost of purchases and sales of investment securities (other than short-term investments) for the year ended May 31, 1999, were as follows:

                                                PURCHASES           SALES
                                                ---------           -----
          Gold Fund.........................  $  1,983,765     $    418,995
          Government Fund...................       185,389          373,377
          Equity Fund.......................       909,877        1,812,728

         Unrealized appreciation and depreciation on investments at May 31, 1999 based on cost for Federal income taxes, (which is the same as cost for financial reporting purposes) are as follows:

                                          UNREALIZED    UNREALIZED
                                         APPRECIATION  DEPRECIATION      NET
                                         ------------  ------------      ---
          Gold Fund...................     $  405,759  ($2,199,994) ($1,794,235)
          Government Fund.............         35,008      (13,407)      21,601
          Equity Fund.................     $   76,107      (70,935)       5,172

                                 MONTEREY FUNDS
                                    OCM GOLD
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                        For the Six Months
                                             ended
                                             May 31,                  For the Year Ended November 30,
                                              1999          1998          1997++        1996*       1995*
                                        -------------------------------------------------------------------
                                          (Unaudited)

Net asset value, beginning of period ...   $    4.98      $   5.09      $   8.29     $    5.91     $  5.87
                                           ---------      --------      --------     ---------     -------

INCOME FROM INVESTMENT OPERATIONS
Net investment income ..................       (0.03)        (0.03)        (0.09)        (0.15)      (0.09)
Net realized and unrealized gain
         on investments ................       (0.55)        (0.08)        (3.11)         2.53        0.13
                                           ---------      --------      --------     ---------     -------
Total from investment operations .......       (0.58)        (0.11)        (3.20)         2.38        0.04
                                           ---------      --------      --------     ---------     -------

LESS DISTRIBUTIONS
Dividends from net investment income ...           0             0             0             0           0
                                           ---------      --------      --------     ---------     -------
Total distributions ....................           0             0             0             0           0
                                           ---------      --------      --------     ---------     -------
Net asset value, end of period .........   $    4.40      $   4.98      $   5.09     $    8.29     $  5.91
                                           =========      ========      ========     =========     =======
Total return** .........................      (11.65%)       (2.16%)      (38.60%)       40.27%       0.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in $ 000's) .       8,732         8,251         1,627         1,531         421
Ratio of expenses to average net assets         2.44%^        2.44%         2.44%         2.37%       2.44%
Ratio of expenses to average net
         assets before reimbursement ...        2.95%^        3.32%         5.78%         6.15%      12.52%
Ratio of net investment income (loss) to
         average net assets ............      (1.08%)^       (0.96%)       (1.60%)       (1.72%)     (1.57%)
Portfolio turnover rate ................        5.48%         1.73%        17.68%        35.70%      15.57%

*   Based on average shares outstanding.
**  Excluding sales charge.  Not annualized for periods less than a year.
++ On 12/13/96 Orrell and Company, Inc. became the Fund's investment adviser. Prior to 12/31/96 Monitrend Investment Management, Inc. was the Fund's investment adviser except during the period between February 1, 1991 to August 17, 1994 when the investment adviser was Kensington Capital Management Inc.
^   Annualized

                       See notes to financial statements

                                 MONTEREY FUNDS
                              CAMBORNE GOVERNMENT
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                  For the Six
                                                  Months ended
                                                     May 31,               For the Year Ended November 30,
                                                      1999          1998         1997++       1996*       1995*
                                                  -----------------------------------------------------------------
                                                   (Unaudited)

Net asset value, beginning of period ...........   $  14.28     $   14.00    $  13.59    $   13.88    $ 12.76
                                                   --------     ---------    --------    ---------    -------

INCOME FROM INVESTMENT OPERATIONS
Net investment income ..........................       0.44          0.87        0.89         0.73       0.81
Net realized and unrealized gain
         on investments ........................      (0.62)         0.31        0.38        (0.28)      1.12
                                                   --------     ---------    --------    ---------    -------
Total from investment operations ...............      (0.18)         1.18        1.27         0.45       1.93
                                                   --------     ---------    --------    ---------    -------

LESS DISTRIBUTIONS
Dividends from net investment income ...........      (0.44)        (0.90)      (0.86)       (0.74)     (0.81)
                                                   --------     ---------    --------    ---------    -------
Total distributions ............................      (0.44)        (0.90)      (0.86)       (0.74)     (0.81)
                                                   --------     ---------    --------    ---------    -------
Net asset value, end of period .................   $  13.66     $   14.28    $  14.00    $   13.59    $ 13.88
                                                   ========     =========    ========    =========    =======
Total return** .................................      (1.29%)        8.68%       9.70%        3.42%     15.56%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in $ 000's) .........        791         1,022         961        1,293        947
Ratio of expenses to average net assets ........       1.10%*        1.10%       1.10%        1.07%      1.10%
Ratio of expenses to average net
         assets before reimbursement ...........       5.97%*        4.73%       6.98%        5.68%      5.73%
Ratio of net investment income (loss) to average
         net assets ............................       6.24%*        6.15%       6.53%        5.35%      6.04%
Portfolio turnover rate ........................      21.10%       122.44%     111.26%      129.17%     91.03%


*    Annualized
**   Excluding sales charge.
++ On 12/13/96 Pacific Income Advisers, Inc. became the Fund's investment adviser. Prior to 12/13/96, Monitrend Investment Management, Inc. was the Fund's investment adviser.



                       See notes to financial statements

                                 MONTEREY FUNDS
                                   PIA EQUITY
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                                  For the Six
                                                  Months ended
                                                     May 31,           For the Year Ended November 30,
                                                      1999         1998       1997++       1996*      1995*
                                                  ------------------------------------------------------------
                                                  (Unaudited)

Net asset value, beginning of period ...........   $  17.54    $   20.79    $   19.63    $  15.36    $  11.12
                                                   --------    ---------    ---------    --------    --------

Income from investment operations
Net investment income (loss) ...................       0.06         0.06        (1.21)      (0.37)      (0.24)
Net realized and unrealized gain
         on investments ........................       0.70        (0.91)        3.05        4.64        4.48
                                                   --------    ---------    ---------    --------    --------
Total from investment operations ...............       0.76        (0.85)        1.84        4.27        4.24
                                                   --------    ---------    ---------    --------    --------

Less distributions
Dividends from net investment income ...........      (0.08)        0.00         0.00        0.00        0.00
Dividends from Capital Gains ...................      (1.66)       (2.40)       (0.68)       0.00        0.00
                                                   --------    ---------    ---------    --------    --------
Total distributions ............................      (1.74)       (2.40)       (0.68)       0.00        0.00
                                                   --------    ---------    ---------    --------    --------
Net asset value, end of period .................   $  16.56    $   17.54    $   20.79    $  19.63    $  15.36
                                                   ========    =========    =========    ========    ========
Total return** .................................       4.97%       (4.86%)       9.96       27.80%      38.13%

Ratios/supplemental data
Net assets, end of period (in $ 000's) .........      1,406        2,257        2,777         715         526
Ratio of expenses to average net assets ........       1.80%^       2.14%        2.43%       2.25%       2.44%
Ratio of expenses to average net
         assets before reimbursement ...........       4.88%^       3.21%        6.71%      11.73%      11.44%
Ratio of net investment income (loss) to average
         net assets ............................       0.70%^       0.23%       (0.06%)     (2.07%)     (2.21%)
Portfolio turnover rate ........................      51.97%      135.49%      139.57%      41.22%      23.75%


^   Annualized
*   Based on average shares outstanding.
**  Excluding sales charge.
++ On 12/13/96 Pacific Income Advisers, Inc. became the Fund's investment adviser. Prior to 12/13/96, Monitrend Investment Management, Inc. was the Fund's investment adviser.


                       See notes to financial statements

                             Monterey Mutual Funds
                                Distributed by:
                            Syndicated Capital, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

                                    MONTEREY
                                     FUNDS

                         -- PIA SHORT-TERM GOVERNMENT
                         -- PIA TOTAL RETURN BOND
                         -- PIA GLOBAL BOND



                                                  MONTEREY
                                                  MUTUAL
                                                  FUND





                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)
                                  MAY 31, 1999





                                 MONTEREY FUNDS
                    SCHEDULES OF INVESTMENTS - MAY 31, 1999
                                  (Unaudited)

PIA SHORT-TERM
GOVERNMENT FUND
--------------------------------------------------------------------------------
PRINCIPAL
VALUE                                                                   VALUE
--------------------------------------------------------------------------------

LONG TERM INVESTMENTS 97.33%
                ASSET BACKED 9.94%
$1,329,106.00   Bear Stearns Mortgage Sec. Inc.,
                    7.00% due 11/25/10 .........................    $ 1,329,830
      355,404   Norwest Asset Sec. Corp.,
                    7.00% due 04/25/12 .........................        357,702
       60,368   Prudential Home Ser 1993-59,
                    7.125%due 12/25/00 .........................         60,406
    1,000,000   Prudential Home Ser 1993-9,
                    7.50% due 03/25/08 .........................      1,019,421
      445,250   Security Nat'l Mort Loan Tr.
                    7.171% due 2/25/06 .........................        445,250
      520,000   Contimortgage Home Equity Loan Tr.
                    6.28% due 12/25/19 .........................        514,829
      914,454   Countrywide Home Loans
                    8.00% due 8/25/27 ..........................        935,710
      510,565   LB Commercial Conduit Mort. Tr.
                    7.204% due 8/25/04 .........................        520,706
                                                                    -----------
                                                                      5,183,854
                                                                    -----------

                GOVERNMENT AGENCIES 17.64%
      377,713   FHLMC Am 755204, due 08/01/15 ..................        385,740
      125,817   FHLMC 609231, due 02/01/24 .....................        129,386
      130,421   FNMA FRN 1989-5 C, due 12/25/17 ................        130,752
      595,089   FNMA CMO 415842, due 01/01/13 ..................        629,432
    1,856,910   GNMA ARM 80013, due 11/20/26 ...................      1,879,230
      431,625   GNMA ARM 80143, due 12/20/27 ...................        435,673
    5,540,200   GNMA ARM 80154, due 01/20/28 ...................      5,599,425
                                                                    -----------
                                                                      9,189,638
                                                                    -----------

                U.S. TREASURY NOTES 69.75%
    4,800,000   U.S. Treasury Note 5.875%
                    due 11/15/99 ...............................      4,821,000
    2,250,000   U.S. Treasury Note 6.25%
                    due 08/31/02 ...............................      2,290,079
    1,300,000   U.S. Treasury Note 5.75%
                    due 04/30/03 ...............................      1,302,844

    5,180,000   U.S. Treasury Note 5.375%
                    due 6/30/03 ................................      5,123,346
    3,500,000   U.S. Treasury Note 5.50%
                    due 12/31/00 ...............................      3,505,471
    5,600,000   U.S. Treasury Note 7.75%
                    due 2/15/01 ................................      5,811,753
    5,200,000   U.S. Treasury Note 6.25%
                    due 2/28/02 ................................      5,289,378
    3,500,000   U.S. Treasury Note 6.625%,
                    due 4/30/02 ................................      3,595,158
    1,000,000   U.S. Treasury Note 5.625%,
                    due 2/28/01 ................................      1,003,750
    1,000,000   U.S. Treasury Note 6.00%,
                    due 8/15/99 ................................      1,002,500
    2,650,000   U.S. Treasury Note 4.00%
                    due 10/31/00 ...............................      2,603,625
                                                                    -----------
                                                                     36,348,904
                                                                    -----------

TOTAL LONG TERM INVESTMENTS
                (cost $50,917,879)..............................     50,722,396

SHORT TERM INVESTMENTS 2.63%
    1,369,339   Star Treasury Fund
                    (cost $1,369,339)...........................      1,369,339
                                                                    -----------

TOTAL INVESTMENTS
                (cost $52,287,218)..............     99.96%          52,091,735
OTHER ASSETS LESS...............................      0.04%              20,009
                                                    -------         -----------
TOTAL NET ASSETS................................    100.00%         $52,111,744
                                                    =======         ===========


                       See notes to financial statements


                                      -1-








                                 MONTEREY FUNDS
                    SCHEDULES OF INVESTMENTS - MAY 31, 1999
                                  (Unaudited)

PIA TOTAL RETURN
BOND FUND
--------------------------------------------------------------------------------
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

PREFERRED STOCK 1.16%
        1,000   Thornburg Mortgage Asset Corp.
                    Ser. A......................................    $    24,188
        1,000   New Plan Excel Realty Trust
                    Pfd. B......................................        288,150
                                                                    -----------
                    (cost $299,461).............................    $   312,338
                                                                    -----------



PRINCIPAL
VALUE                                                                   VALUE
--------------------------------------------------------------------------------
LONG TERM INVESTMENTS 96.01%
                MORTGAGE BACKED SECURITIES 13.54%
     $ 76,389   Aetna Commercial Mortgage Trust,
                    1995-C5 A2, due 12/26/3.....................         76,465
      310,391   BA Mortgage Securities Inc.,
                     due 09/16/03...............................        312,979
      190,867   CAPCO 1998-D7-A-1A,
                     due 09/16/03...............................        186,924
      280,000   Chase Mortgage Finance Corp.,
                     due 06/25/25...............................        279,610
      324,467   Countrywide Funding Corp.,
                     due 10/25/17...............................        325,685
      391,939   DLJ Mortgage Acceptance Corp.
                     1994-MF11 A1, due 06/18/04.................        415,575
       11,797   FBC Mortgage Securities B2,
                     due 08/20/09...............................         11,896
       77,854   FDIC Remic Trust 1994-C1 2A2,
                     due 09/25/25...............................         78,239
       95,181   FDIC Remic Trust 1996-C1 1A,
                     due 05/25/26...............................         94,685
      115,000   Kidder Peabody Acceptance Corp.
                     6.65%, due 02/01/06........................        116,164
      225,106   Lehman Structured Securities Corp.,
                     7.995%. due 6/25/26........................        226,806
       39,543   Prudential Home Mortgage 1993-59 A5,
                     due 12/25/00...............................         39,568
      200,000   SASCO 1995-C4 D,
                     due 06/25/26...............................        191,382
      231,187   Security National Mortgage Loan Trust
                     due 02/25/06...............................        231,188
      800,000   Structured Asset Securities Corp.
                     1996-CFL C, due 02/25/28...................        803,581
       12,025   Structured Asset Securities Corp.
                     1996-C3 B, due 06/25/30....................         12,139
     250,907    Structured Settlements 99-A A,
                     due 10/20/15...............................        250,889
                                                                    -----------
                                                                      3,653,775
                                                                    -----------

                ASSET BACKED SECURITIES 6.06%
      365,000   California Infrastructure PG&E,
                     1997-A7, due 09/25/08......................        365,057
      200,000   Cigna CBO 1996-1 A2,
                     due 11/15/08...............................        212,188
      500,000   RHYNO CBO Delaware Corp. 1997-1 A2,
                     due 09/15/09...............................        511,720
      370,000   Team Fleet Financial 1998-3 A,
                     due 10/25/04...............................        357,513
      183,100   UCFC Home Equity Loan 1995-A1 A5,
                     due 01/10/20...............................        188,208
                                                                    -----------
                                                                      1,634,686
                                                                    -----------

                CORPORATE BONDS 41.36%
                AEROSPACE/DEFENSE 1.02%
       97,740   Airplanes Passthrough Trust,
                     8.15%, due 03/15/11........................        101,827
      175,000   Lockheed Martin Marietta, 7.00%,
                     due 03/15/11...............................        175,418
                                                                    -----------
                                                                        277,245
                                                                    -----------
                       See notes to financial statements


                                      -2-







                                 MONTEREY FUNDS
                    SCHEDULES OF INVESTMENTS - MAY 31, 1999
                                  (Unaudited)

PIA TOTAL RETURN
BOND FUND (continued)
--------------------------------------------------------------------------------
PRINCIPAL
VALUE                                                                   VALUE
--------------------------------------------------------------------------------

                AIRLINES 0.09%
      $25,000   Southwest Air, 7.375%,
                         due 03/01/27...........................    $    24,894

                AUTOMOTIVE 1.64%
      210,000   Ford Motor Credit, 9.14%, due 12/30/14 .........        233,635
      210,000   General Motors Acceptance Corp.,
                         5.875%, due 01/22/03...................        208,595
                                                                    -----------
                                                                        442,230
                                                                    -----------

                BANKING & FINANCIAL SERVICES 13.33%
      190,000   Ahmanson, H.F., 8.25%,
                     due 10/01/02...............................    $   199,142
      135,000   Banc One Corp., 7.625%,
                     due 10/15/26...............................        139,530
      175,000   BankBoston, 6.375%,
                     due 03/25/08...............................        169,081
      340,000   Bankers Trust, 8.125%,
                     due 04/01/02...............................        352,669
      185,000   Bear Sterns Co., 7.00%,
                     due 03/01/07...............................        184,604
      252,000   Continental Bank, 12.50%,
                     due 04/01/01...............................        275,318
      335,000   Countrywide Home Loan, 7.26%,
                     due 05/10/04...............................        343,476
      160,000   Fairfax Financial Holdings 144A, 7.375%
                     due 03/15/06...............................        160,772
      160,000   First Bank System, 7.625%,
                     due 05/01/05...............................        168,063
      270,000   Freemont General Corp 144A, 7.875%,
                     due 03/17/09...............................        268,704
      255,000   General Electric Capital 8.875%
                     due 05/15/09...............................        301,472
      300,000   Green Tree Financial, 7.55%,
                     due 10/15/99...............................        301,304
      225,000   Lehman Brothers Holdings, 6.50%,
                     due 10/01/02...............................        226,260
      170,000   Morgan Stanley Group, 6.875%,
                     due 03/01/07...............................        171,228
      315,000   PNC Bank, 7.875%, due 04/15/05 .................        334,852
                                                                    -----------
                                                                      3,596,475
                                                                    -----------

                CHEMICAL 0.75%
      205,000   Eastman Chemical Co., 6.375%,
                    due 01/15/04................................        201,001
                                                                    -----------

                COMPUTERS/SOFTWARE .62%
      175,000   Computer Associates International,
                    6.375%, due 04/15/05........................        166,865
                                                                    -----------

                CRUISELINES 1.23%
      180,000   Carnival Corp., 6.15%, due 04/15/081............        172,563
      165,000   Royal Caribbean Cruises, 7.00%,
                    due 10/15/07................................        159,494
                                                                    -----------
                                                                        332,057
                                                                    -----------

                DIVERSIFIED MINERALS .78%
      200,000   American Re Corp., 7.45%, due 10/15/26..........        209,806
                                                                    -----------

                ELECTRONIC COMPONENTS/
                    SEMICONDUCTORS 1.30%
      180,000   Applied Materials, 6.75%, due 10/15/07 .........        178,070
      180,000   Thomas & Betts, 6.625%, due 05/07/08 ...........        172,808
                                                                    -----------
                                                                        350,878
                                                                    -----------
                       See notes to financial statements


                                      -3-








                                 MONTEREY FUNDS
                    SCHEDULES OF INVESTMENTS - MAY 31, 1999
                                  (Unaudited)

PIA TOTAL RETURN
BOND FUND (continued)
--------------------------------------------------------------------------------
PRINCIPAL
VALUE                                                                   VALUE
--------------------------------------------------------------------------------

                HOTELS 1.43%
     $220,000   Marriott International 144A, 6.875%,
                     due 11/15/05...............................    $   214,752
      175,000   Mirage Resorts, 7.25%,
                     due 10/15/06...............................        171,261
                                                                    -----------
                                                                        386,013
                                                                    -----------

                INSURANCE 3.10%
      205,000   Aetna Services, 7.125%,
                     due 08/15/06...............................        207,106
      170,000   CNA Financial, 6.50%
                     due 04/15/05...............................        166,675
      215,000   Conseco Inc., 6.40%,
                     due 06/15/01...............................        211,301
      110,000   First Security Corp., 6.875%,
                     due 11/15/06...............................        109,935
      140,000   ITT Hartford Group, 6.375%,
                     due 11/01/02...............................        139,499
                                                                    -----------
                                                                        834,516
                                                                    -----------

                MULTIMEDIA .72%
      190,000   Time Warner Entertainment, 7.25%,
                    due 09/01/08................................        194,864

                PIPELINE .71%
      175,000   Questar Pipeline, 9.375%,
                    due 06/01/21................................        190,802

                REAL ESTATE & MORTGAGE RELATED 5.32%
      305,000   Chateau Properties Limited Partnership,
                    8.75%, due 03/02/00.........................        308,925
      145,000   Health Care Properties, 6.50%,
                     due 02/15/06...............................        133,708
      191,000   Kimco Realty, 6.50%, due 10/01/03 ..............        187,633
      150,000   Nationwide Health Properties, 8.67%,
                     due 03/10/05...............................        155,033
      205,000   Security Cap. Industrial, 7.625%,
                     due 07/01/17...............................        192,940
      160,000   Southern Investments UK, 6.80%,
                     due 12/01/06...............................        157,191
      310,000   United Dominion Realty, 7.95%,
                     due 07/12/06...............................        298,484
                                                                    -----------
                                                                      1,433,914
                                                                    -----------

                RETAIL 1.94%
      350,000   Ikon Office, 6.75%, due 11/01/04 ...............        328,849
      190,000   J.C. Penney & Co., 7.60% due 04/01/07 ..........        194,347
                                                                    -----------
                                                                        523,196
                                                                    -----------

                TELECOMMUNICATIONS 2.91%
      240,000   AT&T Corp., 6.00%, due 03/15/09.................        229,010
      175,000   Airtouch Communications, 6.65%,
                     due 05/01/08...............................        173,753
      205,000   Frontier Corp., 7.25%, due 05/15/04 ............        210,413
      165,000   Worldcom Inc., 7.55%, due 04/01/04 .............        171,713
                                                                    -----------
                                                                        784,889
                                                                    -----------

                TRANSPORTATION 2.84%
      170,000   AMR Corp., 10.05%, due 03/07/06.................        194,737
      165,000   Canadian National Railway, 7.00%,
                     due 03/15/04...............................        165,673
      200,000   Federal Express Eetc. 6.845%, due 01/15/19......        200,967
      205,000   TTX Co., 5.98%, due 07/15/27 ...................        205,648
                                                                    -----------
                                                                        767,025
                                                                    -----------

                       See notes to financial statements


                                      -4-







                                 MONTEREY FUNDS
                    SCHEDULES OF INVESTMENTS - MAY 31, 1999
                                  (Unaudited)

PIA TOTAL RETURN
BOND FUND (continued)
--------------------------------------------------------------------------------
PRINCIPAL
VALUE                                                                   VALUE
--------------------------------------------------------------------------------

                UTILITIES 1.63%
     $180,000   Southern California Edison, 6.65%,
                    due 04/01/29................................    $   169,928
      125,000   Virginia Electric & Power, 8.75%,
                    due 04/01/21................................        270,857
                                                                    -----------
                                                                        440,785
                                                                    -----------

                U.S. GOVERNMENT SECURITIES 35.05%
                GOVERNMENT AGENCIES 25.17%
      120,000   Fannie Mae X-130A H, due 09/25/18...............        120,197
      100,000   FHLMC 1704 E, due 03/15/09......................         98,567
      250,000   FHLMC  1312 I, due 07/15/22.....................        258,470
      109,186   FNMA ARM 162881, due 06/01/18...................        110,432
        4,169   FNMA 1996-41 A, due 06/25/20....................          4,161
       14,867   FNMA G92-31 H, due 12/25/20.....................         14,858
        5,869   FNMA 1992-12 SA, due 01/25/22...................          5,907
      685,660   FNMA 313947, due 01/01/28.......................        687,133
      945,535   FNMA 429618, due 07/01/28.......................        925,406
       94,661   FNMA 443589, due 10/01/28.......................         92,646
    1,995,485   FNMA 495378, due 04/01/29.......................      1,899,081
        2,070   GNMA 175288, due 09/15/01.......................          2,122
        1,182   GNMA 198340, due 02/15/02.......................          1,218
      540,000   GNMA 1996-4 N, due 04/16/26.....................        540,986
      996,793   GNMA 501569, due 03/15/29.......................      1,020,739
      999,167   GNMA 5036003, due 04/15/29......................      1,001,772
                                                                    -----------
                                                                      6,783,695
                                                                    -----------

                U.S. TREASURY NOTES 9.88%
      740,000   U.S. Treasury Note 5.00%, due 04/30/01..........        734,450
      145,000   U.S. Treasury Note 5.25%, due 08/15/03..........        142,689
      925,000   U.S. Treasury Note 6.50%, due 10/15/06..........        961,422
      820,000   U.S. Treasury Note 6.125%, due 11/15/27.........        828,712
                                                                    -----------
                                                                      2,667,273
                                                                    -----------

TOTAL LONG TERM INVESTMENTS
                (cost $26,449,042)..............................     25,896,887
                                                                    -----------

SHORT TERM INVESTMENTS 2.02%
      545,524   Star Treasury Fund
                    (cost $545,524).............................        545,524
                                                                    -----------

TOTAL INVESTMENTS
                    (cost $27,294,027).................99.19%        26,754,749
LIABILITIES IN EXCESS OF OTHER ASSETS.................. 0.81%           218,310
                                                      -------       -----------
TOTAL NET ASSETS                                      100.00%       $26,973,059
                                                      =======       ===========


                       See notes to financial statements


                                      -5-







                                 MONTEREY FUNDS
                    SCHEDULES OF INVESTMENTS - MAY 31, 1999
                                  (Unaudited)

PIA GLOBAL BOND FUND
--------------------------------------------------------------------------------
PRINCIPAL
VALUE                                                                   VALUE
--------------------------------------------------------------------------------


LONG TERM INVESTMENTS 100.40%
                FOREIGN GOVERNMENT OBLIGATIONS 42.43%
                GERMANY
   $1,400,000   Bundes Obligations 114, 6.50% due 03/15/00......    $   770,650
      800,000   Bundes Republic Deutschland, 114,
                    6.50% 6.00%, due 07/04/07...................        486,028
                CANADA
    1,000,000   Canada Government, 5.52% due 09/01/03...........        691,857
                EURO DOLLAR
       70,000   France O.A.T., 4.00% due 04/25/09...............        719,120
                                                                    -----------
                                                                      2,667,655
                                                                    -----------

                MORTGAGE-BACKED SECURITIES 14.91%
       67,774   Countrywide Funding, 11.113% due 10/25/17.......         68,028
      112,442   DLJ Mortgage 1994-M111, 8.10% due 06/18/04......        119,223
      105,000   FHLMC CMO 6.50%, due 11/15/23...................        101,530
      479,657   FNMA 30yr, 7.00%, due 06/01/28..................        480,687
       64,971   FRN 97-27A, 7.00%, due 09/18/21.................         65,095
      100,000   Prudential Home Mortgage Securities,
                    1993-9 A11,7.50%, 03/25/08..................        101,942
                                                                    -----------
                                                                        936,505
                                                                    -----------

                U.S. GOVERNMENT SECURITIES 43.06%
      175,000   U.S. Treasury Notes 6.00%, due 08/15/00.........        176,531
      210,000   U.S. Treasury Notes 4.00%, due 10/31/00.........        206,325
      110,000   U.S. Treasury Notes 5.00%, due 04/30/01.........        109,175
      250,000   U.S. Treasury Notes 6.25%, due 01/31/02.........        254,219
       70,000   U.S. Treasury Notes 5.375%, due 06/30/03........         69,234
      230,000   U.S. Treasury Notes 6.50%, due 11/15/03.........        217,278
    1,200,000   U.S. Treasury Notes 6.50%, due 10/15/06.........      1,247,250
      260,000   U.S. Treasury Notes 5.50%, due 02/15/08.........        242,369
       50,000   U.S. Treasury Notes 6.125%, due 08/15/27........         52,093
      130,000   U.S. Treasury Notes 6.125%, due 11/15/27........        131,381
                                                                    -----------
                                                                      2,705,855
                                                                    -----------


TOTAL LONG TERM INVESTMENTS
                    (cost $6,440,948)...........................      6,310,015
                                                                    -----------

SHORT TERM INVESTMENTS 3.81%
      239,344   Star Treasury Fund
                    (cost $239,344).............................        239,344
                                                                    -----------

TOTAL INVESTMENTS
                    (cost $6,680,292)...............104.21%           6,549,359
LIABILITIES LESS OTHER ASSETS....................... (4.21%)           (266,270)
                                                    -------         -----------
TOTAL NET ASSETS                                    100.00%         $ 6,283,089
                                                    =======         ===========


                       See notes to financial statements

                                 MONTEREY FUNDS
               STATEMENTS OF ASSETS AND LIABILITIES - MAY 31,1999
                                   (Unaudited)



                                                                   PIA                               PIA
                                                                 SHORT TERM                         TOTAL
                                                                 GOVERNMENT           PIA           RETURN
                                                                 SECURITIES       GLOBAL BOND        BOND
                                                              -----------------------------------------------
ASSETS
    Investments in securities, at value
             (See Note 5) ..................................   $ 52,091,735    $  6,549,360    $ 26,754,759
    Receivable for fund shares purchased ...................        189,203               0               0
    Receivable for resources sold ..........................              0       1,023,882               0
    Income receivable ......................................        602,666          99,498         272,283
    Due from investment advisor ............................              0           4,264           5,926
    Prepaid expenses and other .............................          2,205           3,784           6,197
                                                               ------------   -------------    ------------
    Total Assets ...........................................     52,885,809       7,680,788      27,039,165
                                                               ------------   -------------    ------------

LIABILITIES
    Payable for securities purchased .......................        520,818       1,374,179               0
    Payable for fund shares redeemed .......................              0          15,000               0
    Accrued expenses and other .............................         14,591           5,220          14,751
    Dividends payable ......................................        237,383           1,234          47,713
    Due to investment advisor ..............................          1,273           2,066           6,899
                                                               ------------   -------------    ------------
    Total Liabilities ......................................        774,065       1,397,699          69,363
                                                               ------------   -------------    ------------

NET ASSETS
    Capital stock, no par value; unlimited shares
    authorized; shares outstanding .........................     52,237,152       6,426,259      27,814,156
    Undistributed net investment income ....................           (719)          1,896           3,847
    Accumulated net realized gain (loss)on
             investments and foreign currencies ............         70,795         (12,607)       (305,667)
    Net unrealized appreciation (depreciation)
             on investments and foreign currencies .........       (195,484)       (132,459)       (539,277)
                                                               ------------   -------------    ------------
    Net Assets .............................................     52,111,744       6,283,089      26,973,059
                                                               ============   =============    ============

CALCULATION OF OFFERING PRICE
    Net asset value, offering and redemption price per share   $      10.15    $      20.07    $      19.45
                                                               ============   =============    ============
    Shares Outstanding .....................................      5,133,765    $    313,117    $  1,386,756
                                                               ============   =============    ============

                       See notes to financial statements

                                 MONTEREY FUNDS
       STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDING MAY 31, 1999
                                  (Unaudited)


                                                        PIA                            PIA
                                                     SHORT TERM                       TOTAL
                                                     GOVERNMENT          PIA         RETURN
                                                     SECURITIES       GLOBAL BOND     BOND
                                                     -----------------------------------------
INVESTMENT INCOME
    Interest .....................................   $ 1,470,700    $   159,848    $   817,844
                                                     -----------    -----------    -----------
    Total Investment income ......................     1,470,700        159,848        817,844
                                                     -----------    -----------    -----------

EXPENSES
    Advisory fees (Note 3) .......................        52,860         12,460         40,027
    Distribution fees (Note 4) ...................        13,215              0              0
    Transfer agent fees ..........................         4,407          7,900          4,177
    Administrative fees (Note 3) .................        22,743          7,974         17,839
    Custodian fees ...............................        12,785          4,545          9,757
    Audit fees ...................................         2,742          4,039          3,363
    Legal fees ...................................         3,504          1,505          5,218
    Registration fees ............................         7,538          1,703          3,641
    Trustees' fees ...............................           710            838            727
    Printing expense .............................           545            311             50
    Amortization of deferred organization expenses             0            119              0
    Postage expense ..............................           308            227            158
    Other expenses ...............................         3,102            856          1,058
                                                     -----------    -----------    -----------
    Total expenses ...............................       124,459         42,477         86,015
    Less: Expense reimbursement from adviser .....       (44,391)       (26,885)       (32,345)
                                                     -----------    -----------    -----------
    Net expenses .................................        80,068         15,592         53,670
                                                     -----------    -----------    -----------
    Net Investment Income (Loss) .................     1,390,632        144,256        764,174
                                                     -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
    Net Realized Gain (loss) on Investments
    and foreign currencies .......................        96,175         (4,960)      (296,376)
    Net Change in Unrealized Appreciation on
    Investments and foreign currencies ...........      (956,457)      (343,156)      (758,614)
                                                     -----------    -----------    -----------
    Net Gain (loss) on Investments ...............      (860,282)      (348,116)    (1,054,990)
                                                     -----------    -----------    -----------
    Net Increase (decrease) in Net Assets
    Resulting from Operations ....................   $   530,350    $  (203,860)   $  (290,816)
                                                     ===========    ===========    ===========



                       See notes to financial statements

                                 MONTEREY FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS



                                                            PIA                                               PIA            PIA
                                                         SHORT TERM                                          TOTAL           TOTAL
                                                         GOVERNMENT                       PIA                RETURN          RETURN
                                                         SECURITIES                    GLOBAL BOND            BOND            BOND
                                                 ----------------------------------------------------------------------------------
                                                  For the six   Year ended     For the six   Year ended  For the six  For the Period
                                                  months ended   Nov. 30,      months ended    Nov. 30,  months ended  September 1,
                                                  May 31, 1999     1998        May 31, 1999     1998     May 31, 1999     1998 to
                                                                                                                        November 30,
                                                                                                                           1998*
                                                 ----------------------------------------------------------------------------------
                                                  (Unaudited)                 (Unaudited)                 (Unaudited)
OPERATIONS
   Net investment Income (loss) .................$  1,390,632  $  3,102,918  $    144,256  $    302,375  $    764,174  $    316,553
   Net realized gain (loss) on
            investments and foreign currencies ..      96,175       284,717        (4,960)       62,461      (296,376)       39,937
   Net change in unrealized appreciation
            on investments and foreign currencies    (956,457)      501,366      (343,156)      226,129      (758,614)      219,337
                                                 ------------  ------------  ------------  ------------  ------------  ------------
   Net increase (decrease) in net assets
            resulting from operations ...........     530,350     3,888,501      (203,860)      590,665      (290,816)      575,827
                                                 ------------  ------------  ------------  ------------  ------------  ------------

DIVIDENDS PAID TO SHAREHOLDERS
   Dividends from net investment income .........  (1,390,631)   (3,102,418)     (147,034)     (313,779)     (770,372)     (306,509)
   Dividends from capital gain ..................    (305,161)      (50,168)      (33,883)            0       (49,227)            0
                                                 ------------  ------------  ------------  ------------  ------------  ------------
                                                   (1,695,792)   (3,152,586)     (180,917)     (313,779)     (819,599)     (306,509)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

FUND SHARE TRANSACTIONS
   Net proceeds from shares sold ................   6,227,149    13,650,663       714,988     1,572,860     4,337,828    24,563,866
   Dividends reinvested .........................   1,519,962     3,115,877       179,683       303,567       527,791       225,825
   Payment for shares redeemed .................. (11,459,023)  (13,425,643)     (284,526)    1,680,978    (1,725,980)     (115,174)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
   Net increase (decrease) in net assets
            from fund share transactions ........  (3,711,912)    3,340,897       610,145       195,448     3,139,639    24,674,517
                                                 ------------  ------------  ------------  ------------  ------------  ------------
   Net increase (decrease) in net assets ........  (4,877,354)    4,076,812       225,368       472,334     2,029,224    24,943,835
   NET ASSETS, BEGINNING OF PERIOD ..............  56,989,098    52,912,286     6,057,721     5,584,887    24,943,835             0
                                                 ------------  ------------  ------------  ------------  ------------  ------------
   NET ASSETS, END OF PERIOD ....................$ 52,111,744  $ 56,989,098  $  6,283,089  $  6,057,721  $ 26,973,059  $ 24,943,835
                                                 ============  ============  ============  ============  ============  ============

CHANGES IN SHARES OUTSTANDING
   Shares sold ..................................     606,769     1,325,769        34,047        77,100       216,156     1,225,259
   Shares issued on reinvestment
            of dividends ........................     148,200       301,984         8,658        14,734        26,608        11,048
   Shares redeemed ..............................  (1,111,231)   (1,296,941)      (13,807)      (82,376)      (86,683)       (5,635)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
   Net Increase (decrease) in
            Shares outstanding ..................    (356,262)      330,812        28,898         9,458       156,081     1,230,672
                                                 ============  ============  ============  ============  ============  ============



*Commencement of operations



                       See notes to financial statements

                                 MONTEREY FUNDS
                  NOTES TO FINANCIAL STATEMENTS - MAY 31, 1999
                                  (Unaudited)


NOTE 1.  ORGANIZATION
         Monterey Mutual Trust (the "Trust"), formerly Monitrend Mutual Fund, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of nine series of shares: the PIA Short Term Government Securities Fund, the Camborne Government Income Fund, (formerly Government Income), the OCM Gold Fund, (formerly Gold), the PIA Equity Fund, (formerly Growth), the Murphy New World Biotechnology Fund, (formerly Gaming and Leisure), the Murphy New World Technology Fund, (formerly Technology), the Murphy New World Technology Convertibles Fund, (formerly Growth & Income), the PIA Global Bond Fund and the PIA Total Return Bond Fund (collectively the "Funds"), each of which has separate assets and liabilities and differing investment objectives. The investment objective for each of the Fund's presented herein are: the PIA Short Term Government Securities Fund, (the "Short-Term Government Fund"), to provide investors a high level of current income, consistent with low volatility of principal through investing in short term, adjustable rate and floating rate securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; the PIA Global Bond Fund, (the "Global Bond Fund"), to provide a high level of current income through investing in bonds denominated in U.S. dollars and other currencies; and the PIA Total Return Bond Fund, (the "Total Return Bond Fund"), to maximize total return through investing in bonds while minimizing risk as compared to the market.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES
         The following is a summary of significant accounting policies followed by the Fund in the preparation of their financial statements.

         SECURITY VALUATION--Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of the close of such securities exchanges, Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair market value). Short-term investments which mature after 60 days are valued at market. Stock Index Futures, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges.

         OPTIONS--When a call is written, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which was written either expires on its stipulated expiration date, or a closing purchase transaction is entered into, a gain is realized (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a capital gain or loss is realized from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid for the purchase of a call or a put option is included in the asset section of the Statement of Assets and Liabilities as an investment and is subsequently adjusted to the current market value of the option. If a purchased option expires on its stipulated expiration date, a loss is realized in the amount of the cost of the option. If a closing sale transaction is entered into, a gain or loss will be realized depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a put option is exercised, a gain or loss will be realized from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

                                 MONTEREY FUNDS
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 1999 (CONTINUED)
                                   (Unaudited)

         FUTURES CONTRACTS--The Global Bond Fund and the Total Return Bond Fund may from time to time enter into futures contracts as a hedge to provide protection against adverse movements in the prices of securities in the portfolio. When a Fund enters a futures contract, it is required to pledge to the clearing broker an amount of cash and/or securities equal to approximately 5% of the contract amount. This amount is known as the "initial margin". Pursuant to the futures contract, the Fund agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the value at the close of the day and the price at which the futures contract was originally struck. Such payments, known as the "variation margin", are recorded by the Fund as unrealized gains or losses. When the futures contract expires or is closed by the Fund it realizes a gain or loss.

         FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISK--Futures contracts involve elements of market risk and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures contracts reflect the extent of exposure to off balance sheet risk.

         The predominant market risk is that movements in the prices of the Trust's portfolio securities being hedged may not correlate perfectly with the movement in the prices of the future contracts. The lack of correlation could render the Trust's hedging strategy unsuccessful and could result in a loss to the Trust.

         Futures contracts are purchased only on exchanges. The exchange acts as the counterparty to the Trust's futures transactions; therefore the Trust's credit risk is limited to failure of the exchange.

         Federal Income Taxes - It is each Trust's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore the Fund paid no Federal Income taxes and no Federal income tax provision was required.

         ORGANIZATIONAL COSTS--These costs have been capitalized and are being amortized using the straight-line method over a period of sixty months beginning on commencement of operations.

         OTHER--Securities transactions are recorded no later than the first business day after the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

         USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3.  INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS
         The Short-Term Government Fund, Global Bond Fund and the Total Return Bond Fund each has an investment advisory agreement with PIA. Each Fund pays PIA a fee, computed daily and payable monthly, at the following annual rate of 0.20%, 0.30% and 0.40%, respectively, of their net assets.

         For the six months ended May 31, 1999 the advisers agreed to reimburse the Funds for expenses (except distribution fees) in excess of 0.30% of average net assets of the Short-Term Government Fund, 0.51% of average net assets for the Global Bond Fund, and 0.40% of average net assets of Total Return Bond Fund.

         The Fund has a fund accounting and administrative agreement with American Data Services, Inc. ("ADS"). ADS receives a fee, computed daily and payable monthly, at an annual rate of 0.1% of average daily net assets, subject to a monthly minimum.

                                 MONTEREY FUNDS
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 1999 (CONTINUED)
                                   (Unaudited)


NOTE 4. DISTRIBUTION AGREEMENT AND PLAN
         Syndicated Capital, Inc. serves as the Distributor of each Funds' shares. The President and sole shareholder of the Distributor is also the Chairman and majority shareholder of PIA, as well as a trustee of the Trust.

         The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes each Fund, except the Global Bond Fund, to reimburse the Distributor for marketing expenses incurred in distributing shares of each Fund, including the cost of printing sales material and making payments to dealers in each Fund shares, in any fiscal year, subject to a limit of 0.05% for the Short-Term Government Fund.

NOTE 5.  PURCHASES AND SALES OF SECURITIES
         The cost of purchases and sales of investment securities (other than short-term investments) for the six months ended May 31, 1999, were as follows:

                                                    PURCHASES           SALES
                                                    ---------           -----
         Short-Term Government Fund.............. $ 23,374,963      $ 27,165,838
         Global Bond Fund........................    4,559,637         3,593,478
         Total Return Fund.......................   16,601,945        13,757,975

         Unrealized appreciation and depreciation on investments at May 31, 1999 based on cost for Federal income taxes, are as follows:

                                          UNREALIZED    UNREALIZED
                                         APPRECIATION  DEPRECIATION      NET
                                         ------------  ------------      ---
     Short-Term Government Fund.........  $  98,334    ($293,818)    ($195,484)
     Global Bond Fund...................     36,754     (167,686)     (130,932)
     Total Return Fund..................  $  36,429     (575,707)     (539,278)

                                 MONTEREY FUNDS
                      PIA SHORT-TERM GOVERNMENT SECURITIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                             For the six months    Year ended      Year ended    Year ended     Year ended
                                                 ended May 31,      Nov. 30,        Nov. 30,      Nov. 30,       Nov. 30,
                                                    1999*            1998*            1997*         1996*          1995*
                                             ------------------------------------------------------------------------------
                                                  (Unaudited)

Net asset value, beginning of period ...........   $    10.38      $    10.26     $    10.21     $    10.12     $    9.98
                                                   ----------      ----------     ----------     ----------     ---------

INCOME FROM INVESTMENT OPERATIONS
Net investment (loss) ..........................         0.28            0.57           0.61           0.56          0.57
Net realized and unrealized gain
         on investments ........................        (0.18)           0.13           0.06           0.19          0.14
                                                   ----------      ----------     ----------     ----------     ---------
Total from investment operations ...............         0.10            0.70           0.67           0.75          0.71
                                                   ----------      ----------     ----------     ----------     ---------

LESS DISTRIBUTIONS
Dividends from net investment income ...........        (0.27)          (0.57)         (0.61)         (0.56)        (0.57)
Dividends from Capital Gains ...................        (0.06)          (0.01)         (0.01)         (0.10)         0.00
                                                   ----------      ----------     ----------     ----------     ---------
Total distributions ............................        (0.33)          (0.58)         (0.62)         (0.66)        (0.57)
                                                   ----------      ----------     ----------     ----------     ---------
Net asset value, end of period .................   $    10.15      $    10.38     $    10.26     $    10.21     $   10.12
                                                   ==========      ==========     ==========     ==========     =========
Total return** .................................         0.78%           6.99%          6.56%          7.68%         7.50%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in $000's) ..........       52,112          56,989         52,912         20,464         3,405
Ratio of expenses to average net assets# .......         0.30%+          0.30%          0.30%          0.44%         0.46%
Ratio of net investment income (loss) to average
         net assets ............................         5.55%+          5.51%          5.77%          5.51%         5.71%
Portfolio turnover rate ........................        44.66%         138.44%         63.08%         21.54%       163.55%


** Excluding sales charge.  Not annualized for periods less than a year.
# Net of Expense reimbursement. If the expense reimbursement had not been in effect, the ratio of expenses to average net assets would have been .47%, .46%, .55%, 1.19%, and 2.01% respectively.
*  Based on average shares outstanding.



                       See notes to financial statements

                                 MONTEREY FUNDS
                             PIA TOTAL RETURN BOND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                                   For the    September 1, 1998
                                                  six months (Commencement of
                                                 ended May 31,  Operations
                                                     1999      through November
                                                                  30, 1998
                                                 -------------------------------
                                                  (Unaudited)

Net asset value, beginning of period ...........   $  20.27        $  20.00
                                                   --------        --------

INCOME FROM INVESTMENT OPERATIONS
Net investment income ..........................       0.57            0.27
Net realized and in unrealized gain (loss) on
         investments and foreign currencies ....      (0.78)           0.26
                                                   --------        --------
Total from investment operations ...............      (0.21)           0.53
                                                   --------        --------

LESS DISTRIBUTIONS
Dividends from net investment income ...........      (0.57)          (0.26)
Dividends from Capital Gains ...................      (0.04)              0
                                                   --------        --------
Total distributions ............................      (0.61)          (0.26)
                                                   --------        --------
Net asset value, end of period .................   $  19.45        $  20.27
                                                   ========        ========
Total return** .................................      (3.00%)          2.65%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in $000's) ..........     26,973          24,944
Ratio of expenses to average net assets+ .......       0.40%+           .40%+
Ratio of net investment income (loss) to average
         net assets ............................       5.76%+          5.49%+
Portfolio turnover rate ........................      52.48%          13.22%



+  Annualized
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratio of expenses to average net assets would have been .65% and 63%, respectively.
** Not annualized for periods less than a year.



                       See notes to financial statements

                                 MONTEREY FUNDS
                                PIA GLOBAL BOND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                April 1, 1997
                                              For the six months  Year ended  (Commencement of
                                                 ended May 31,     Nov. 30,      Operations)
                                                     1999*          1998*    through Nov. 30, 1997*
                                              ------------------------------------------------------
                                                 (Unaudited)

Net asset value, beginning of period ...........   $   21.31     $    20.33     $   20.00
                                                   ---------     ----------     ---------

INCOME FROM INVESTMENT OPERATIONS
Net investment income ..........................        0.48           0.99          0.5
Net realized and in unrealized gain (loss) on
         investments and foreign currencies ....       (1.12)          1.03          0.32
                                                   ---------     ----------     ---------
Total from investment operations ...............       (0.64)          2.02          0.82
                                                   ---------     ----------     ---------

LESS DISTRIBUTIONS
Dividends from net investment income ...........       (0.48)         (1.04)        (0.49)
Dividends from Capital Gains ...................       (0.12)             0             0
                                                   ---------     ----------     ---------
Total distributions ............................       (0.60)         (1.04)        (0.49)
                                                   ---------     ----------     ---------
Net asset value, end of period .................   $   20.07     $    21.31     $   20.33
                                                   =========     ==========     =========
Total return** .................................       (6.08%)        10.23          4.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in $000's) ..........       6,283          6,058         5,585
Ratio of expenses to average net assets ........        0.49%            52%          .51%+
Ratio of net investment income (loss) to average
         net assets ............................        4.60%          4.80%         4.71%+
Portfolio turnover rate ........................       59.40%        176.66%        82.47%


+  Annualized
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratio of expenses to average net assets would have been 1.36%, 1.38%, and 2.05%, respectively.
*  Based on average shares outstanding.
** Not annualized for periods less than a year.

                       See notes to financial statements


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                             Monterey Mutual Funds
                                Distributed by:
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                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401